AB Global Bond Fund

Portfolio of Investments

June 30, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 45.7%
Australia – 1.2%
Australia Government Bond Series 140 4.50%, 04/21/2033(a)	AUD	49,861	$34,094,215
Series 169 4.75%, 06/21/2054(a)		57,986	37,581,478

			71,675,693

Austria – 0.4%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	19,632	20,696,532

Belgium – 0.4%
Kingdom of Belgium Government Bond Series 100 2.85%, 10/22/2034(a)		11,236	13,006,725
Series 104 3.45%, 06/22/2042(a)		11,086	12,721,077

			25,727,802

Canada – 5.8%
Canadian Government Bond 2.75%, 03/01/2030	CAD	433,590	317,047,344
2.75%, 12/01/2055		38,645	24,046,831

			341,094,175

China – 4.1%
China Government Bond Series INBK 1.43%, 01/25/2030	CNY	67,690	9,413,591
1.45%, 04/25/2030		48,980	6,811,754
1.61%, 02/15/2035		38,350	5,308,883
2.11%, 08/25/2034		1,278,620	184,474,683
2.28%, 03/25/2031		226,400	32,743,165

			238,752,076

Finland – 0.2%
Finland Government Bond Series 10Y 1.50%, 09/15/2032(a)	EUR	10,467	11,351,262

France – 1.3%
French Republic Government Bond OAT Series OAT 3.00%, 11/25/2034(a)		23,740	27,494,398
3.50%, 11/25/2033(a)		42,273	51,313,091

			78,807,489

Germany – 3.5%
Bundesobligation Series 191 2.40%, 04/18/2030(a)		15,100	17,979,011
Bundesrepublik Deutschland Bundesanleihe Series 10Y Zero Coupon, 08/15/2031(a)		44,032	45,258,222
Series 17Y 2.60%, 05/15/2041(a)		49,470	55,756,081
Series 32Y 3.25%, 07/04/2042(a)		70,291	86,072,849

			205,066,163

Indonesia – 0.6%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	512,244,000	32,214,421

	Principal Amount (000)		U.S. $ Value

Italy – 1.6%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.45%, 07/15/2031(a)	EUR	11,525	$14,008,842
Series 10Y 4.20%, 03/01/2034(a)		41,087	51,893,776
Series 13Y 4.05%, 10/30/2037(a)		17,818	21,914,883
Series 16Y 3.25%, 03/01/2038(a)		6,560	7,406,300

			95,223,801

Japan – 10.6%
Japan Government Five Year Bond Series 176 1.00%, 12/20/2029	JPY	6,843,300	47,593,352
Japan Government Forty Year Bond Series 16 1.30%, 03/20/2063		2,529,000	10,752,989
Series 18 3.10%, 03/20/2065		150,000	1,042,978
Series 4 2.20%, 03/20/2051		5,289,350	33,429,371
Japan Government Ten Year Bond Series 357 0.10%, 12/20/2029		4,210,700	28,149,818
Japan Government Thirty Year Bond Series 32 2.30%, 03/20/2040		1,300,000	9,377,021
Series 65 0.40%, 12/20/2049		604,000	2,536,240
Series 68 0.60%, 09/20/2050		3,699,600	16,030,933
Series 81 1.60%, 12/20/2053		2,350,700	12,501,971
Series 82 1.80%, 03/20/2054		7,237,400	40,170,361
Series 85 2.30%, 12/20/2054		300,000	1,870,789
Series 86 2.40%, 03/20/2055		6,743,100	42,945,324
Japan Government Twenty Year Bond Series 159 0.60%, 12/20/2036		2,990,600	18,508,612
Series 169 0.30%, 06/20/2039		1,984,250	11,043,839
Series 183 1.40%, 12/20/2042		8,080,800	49,495,105
Series 191 2.00%, 12/20/2044		400,000	2,628,320
Japan Government Two Year Bond Series 468 0.60%, 01/01/2027		6,560,150	45,506,038
Series 469 0.70%, 02/01/2027		34,033,550	236,391,881
Series 471 0.90%, 04/01/2027		1,450,000	10,100,407
Series 473 0.80%, 06/01/2027		500,000	3,476,444

			623,551,793

Malaysia – 0.5%
Malaysia Government Bond Series 0219 3.885%, 08/15/2029	MYR	50,793	12,338,609
Series 0318 4.64%, 11/07/2033		58,543	15,049,465

			27,388,074

	Principal Amount (000)		U.S. $ Value

Mexico – 1.4%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	202,226	$8,880,561
8.50%, 02/28/2030		1,425,698	75,469,224

			84,349,785

Peru – 0.5%
Peru Government Bond 6.85%, 08/12/2035(a)	PEN	108,644	31,565,721

Poland – 1.1%
Republic of Poland Government Bond Series 0730 4.50%, 07/25/2030	PLN	227,803	61,875,311

South Korea – 1.4%
Korea Treasury Bond Series 3412 3.00%, 12/10/2034	KRW	108,308,780	81,140,795

Spain – 0.2%
Spain Government Bond 3.50%, 01/31/2041(a)	EUR	9,131	10,529,707

United Kingdom – 6.2%
United Kingdom Gilt 0.875%, 01/31/2046(a)	GBP	42,708	27,042,213
3.50%, 01/22/2045(a)		1,810	1,979,674
3.75%, 01/29/2038(a)		10,579	13,176,763
3.75%, 10/22/2053(a)		253	269,711
4.00%, 10/22/2031(a)		79,805	108,903,296
4.25%, 07/31/2034(a)		23,926	32,410,238
4.25%, 12/07/2040(a)		38,665	49,196,999
4.375%, 03/07/2030(a)		28,537	39,871,352
4.375%, 01/31/2040(a)		31,839	41,313,877
4.50%, 03/07/2035(a)		35,310	48,499,660

			362,663,783

United States – 4.7%
U.S. Treasury Bonds 1.125%, 05/15/2040	U.S.$	131,422	81,707,279
1.125%, 08/15/2040(b)		122,779	75,552,439
2.50%, 02/15/2045		31,372	22,108,542
4.50%, 11/15/2054		2,585	2,467,766
U.S. Treasury Notes 1.25%, 05/31/2028		48,543	45,275,641
3.50%, 01/31/2030		48,213	47,640,273
3.875%, 08/15/2034		2,879	2,812,228
4.625%, 02/15/2035		740	763,819

			278,327,987

Total Governments - Treasuries (cost $2,726,241,738)			2,682,002,370

CORPORATES - INVESTMENT GRADE – 24.1%
Financial Institutions – 11.4%
Banking – 9.0%
ABN AMRO Bank NV 4.75%, 09/22/2027(a) (c)	EUR	5,200	6,102,487
AIB Group PLC 5.32%, 05/15/2031(a)	U.S.$	1,761	1,789,546
5.87%, 03/28/2035(a)		331	339,908
Series E 4.625%, 07/23/2029(a)	EUR	11,650	14,435,633
Ally Financial, Inc. 5.74%, 05/15/2029	U.S.$	320	325,828
6.99%, 06/13/2029		127	133,541
American Express Co. 3.43%, 05/20/2032	EUR	6,938	8,246,068
4.73%, 04/25/2029	U.S.$	129	130,401
5.02%, 04/25/2031		129	131,767
5.085%, 01/30/2031		679	694,446

	Principal Amount (000)		U.S. $ Value

5.39%, 07/28/2027	U.S.$	278	$280,710
5.67%, 04/25/2036		129	133,630
Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035		5,200	5,403,029
7.88%, 11/15/2034		7,400	8,385,409
Series E 8.25%, 11/30/2033(a)	GBP	100	149,396
Series G 3.50%, 02/10/2027(a)	EUR	100	119,269
Banco de Credito del Peru SA 3.25%, 09/30/2031(a)	U.S.$	510	493,470
Banco de Sabadell SA Series E 6.00%, 08/16/2033(a)	EUR	300	378,027
Banco Santander SA 2.75%, 12/03/2030	U.S.$	400	355,536
3.80%, 02/23/2028		400	392,809
4.175%, 03/24/2028		11,800	11,724,623
4.38%, 04/12/2028		200	199,340
5.365%, 07/15/2028		200	203,547
6.03%, 01/17/2035		200	209,860
6.92%, 08/08/2033		1,000	1,080,830
Series E 1.00%, 11/04/2031(a)	EUR	700	716,291
3.50%, 01/09/2028(a)		200	239,137
3.50%, 01/09/2030(a)		300	361,281
4.875%, 10/18/2031(a)		500	638,563
5.375%, 01/17/2031(a)	GBP	100	140,232
5.75%, 08/23/2033(a)	EUR	7,000	8,807,483
Bangkok Bank PCL/Hong Kong 9.025%, 03/15/2029(a)	U.S.$	440	496,989
Bank Hapoalim BM 3.255%, 01/21/2032(a)		257	245,998
Bank Leumi Le-Israel BM 3.275%, 01/29/2031(a)		290	284,284
7.13%, 07/18/2033(a)		410	420,036
Bank of America Corp. 1.73%, 07/22/2027		614	596,873
2.55%, 02/04/2028		253	245,915
3.705%, 04/24/2028		643	635,495
3.85%, 03/08/2037		240	219,567
3.97%, 03/05/2029		560	553,703
3.97%, 02/07/2030		97	95,513
4.62%, 05/09/2029		55	55,360
4.95%, 07/22/2028		463	468,301
5.46%, 05/09/2036		55	56,432
5.52%, 10/25/2035		437	435,921
5.74%, 02/12/2036		587	596,298
Series B 8.05%, 06/15/2027		930	983,379
Bank of East Asia Ltd. (The) Series E 4.875%, 04/22/2032(a)		300	295,968
6.75%, 03/15/2027(a)		250	252,415
6.75%, 06/27/2034(a)		470	476,580
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		3,110	3,204,615
Series E 4.625%, 11/13/2029(a)	EUR	1,944	2,420,102
Bank of Montreal 3.09%, 01/10/2037	U.S.$	3,515	3,050,446
4.57%, 09/10/2027		392	392,793
Series E 3.75%, 07/10/2030(a)	EUR	533	643,756
Bank of New York Mellon (The) 4.73%, 04/20/2029	U.S.$	250	253,420
Bank of Nova Scotia (The) 4.59%, 05/04/2037		4,663	4,406,728
4.93%, 02/14/2029		299	302,669
Series E 0.125%, 09/04/2026(a)	EUR	531	610,091

	Principal Amount (000)		U.S. $ Value

Banque Federative du Credit Mutuel SA 1.25%, 06/03/2030(a)	EUR	300	$323,049
5.13%, 05/24/2027(a)	AUD	8,450	5,650,863
Series E 0.625%, 11/03/2028(a)	EUR	300	329,084
0.875%, 12/07/2027(a)	GBP	4,600	5,799,995
1.125%, 01/19/2032(a)	EUR	100	102,023
1.50%, 10/07/2026(a)	GBP	100	132,148
4.375%, 05/02/2030(a)	EUR	200	247,868
5.125%, 01/13/2033(a)		9,300	11,814,987
Barclays PLC 5.09%, 06/20/2030	U.S.$	612	613,407
5.335%, 09/10/2035		346	342,637
5.37%, 02/25/2031		681	694,311
5.785%, 02/25/2036		402	410,892
6.22%, 05/09/2034		200	211,278
6.375%, 12/15/2025(a) (c)	GBP	9,126	12,541,042
7.09%, 11/06/2029(a)		1,924	2,809,479
7.12%, 06/27/2034	U.S.$	400	435,463
Series E 3.25%, 01/17/2033	GBP	100	118,618
4.92%, 08/08/2030(a)	EUR	254	319,106
5.26%, 01/29/2034(a)		557	720,933
8.41%, 11/14/2032(a)	GBP	5,875	8,614,406
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 1.875%, 09/18/2025(a)	U.S.$	600	594,588
BDO Unibank, Inc. Series E 2.125%, 01/13/2026(a)		240	236,640
Berlin Hyp AG Series E 1.125%, 10/25/2027(a)	EUR	200	227,377
BNP Paribas SA 2.16%, 09/15/2029(a)	U.S.$	444	411,232
4.79%, 05/09/2029(a)		304	305,298
Series E 0.50%, 02/19/2028(a)	EUR	300	342,353
0.50%, 09/01/2028(a)		200	225,325
2.00%, 05/24/2031(a)	GBP	6,500	8,686,869
2.75%, 07/25/2028(a)	EUR	500	590,746
3.695%, 02/24/2028(a)	AUD	1,800	1,160,366
4.75%, 11/13/2032(a)	EUR	100	126,352
6.00%, 08/18/2029(a)	GBP	400	570,688
BPCE SA 3.12%, 10/19/2032(a)	U.S.$	1,100	953,026
5.08%, 10/23/2029(a)	AUD	500	336,394
5.39%, 05/28/2031(a)	U.S.$	354	360,458
5.88%, 01/14/2031(a)		297	307,902
6.27%, 10/24/2028(a)	AUD	2,870	2,000,793
6.51%, 01/18/2035(a)	U.S.$	699	722,213
Series E 4.50%, 01/13/2033(a)	EUR	100	124,217
4.625%, 03/02/2030(a)		200	248,651
CaixaBank SA 3.50%, 04/06/2028(a)	GBP	8,600	11,585,381
4.885%, 07/03/2031(a)	U.S.$	514	515,228
6.84%, 09/13/2034(a)		5,190	5,683,994
Series E 1.50%, 12/03/2026(a)	GBP	200	270,664
6.25%, 02/23/2033(a)	EUR	400	505,079
6.875%, 10/25/2033(a)	GBP	100	143,954
Canadian Imperial Bank of Commerce 4.86%, 03/30/2029	U.S.$	78	78,826
Capital One Financial Corp. 1.65%, 06/12/2029	EUR	432	484,366
5.82%, 02/01/2034	U.S.$	633	652,801
6.38%, 06/08/2034		611	650,037
7.96%, 11/02/2034		659	765,968

	Principal Amount (000)		U.S. $ Value

Capital One NA 2.70%, 02/06/2030	U.S.$	432	$397,644
CBQ Finance Ltd. Series E 2.00%, 05/12/2026(a)		450	438,327
Ceska sporitelna AS Series E 5.74%, 03/08/2028(a)	EUR	100	123,018
5.94%, 06/29/2027(a)		400	484,609
Citibank NA 4.58%, 05/29/2027	U.S.$	303	304,602
Citigroup, Inc. 1.46%, 06/09/2027		428	415,900
3.67%, 07/24/2028		144	141,752
3.89%, 01/10/2028		127	125,850
3.98%, 03/20/2030		304	297,846
4.64%, 05/07/2028		55	55,162
4.79%, 03/04/2029		629	633,530
4.95%, 05/07/2031		55	55,630
5.59%, 11/19/2034		10,677	10,836,329
5.83%, 02/13/2035		875	891,966
6.02%, 01/24/2036		332	340,878
6.17%, 05/25/2034		628	655,697
Series AA 7.625%, 11/15/2028(c)		1,138	1,197,945
Series E 0.50%, 10/08/2027(a)	EUR	134	154,030
3.75%, 05/14/2032(a)		401	483,584
Series VAR 3.07%, 02/24/2028	U.S.$	649	634,864
Series W 4.00%, 12/10/2025(c)		232	230,311
Series Y 4.15%, 11/15/2026(c)		7,121	6,943,790
Citizens Financial Group, Inc. 5.25%, 03/05/2031		420	425,583
Comerica, Inc. 5.98%, 01/30/2030		129	132,111
Commerzbank AG Series E 4.625%, 01/17/2031(a)	EUR	9,500	11,813,599
4.875%, 10/16/2034(a)		300	368,521
Cooperatieve Rabobank UA 4.375%, 06/29/2027(a) (c)		200	234,719
4.99%, 05/27/2031(a)	U.S.$	303	306,635
Credit Agricole SA 1.87%, 12/09/2031(a)	GBP	1,100	1,443,595
2.625%, 03/17/2027(a)	EUR	256	301,491
5.22%, 05/27/2031(a)	U.S.$	354	359,929
5.41%, 01/18/2029(a)	AUD	9,360	6,358,260
5.75%, 11/29/2027(a)	GBP	1,200	1,668,411
Series E 1.125%, 07/12/2032(a)	EUR	100	101,135
Credit Mutuel Arkea SA Series E 1.25%, 06/11/2029(a)		800	899,607
Danske Bank A/S Series E 2.25%, 01/14/2028(a)	GBP	6,550	8,674,834
Deutsche Bank AG 1.375%, 02/17/2032(a)	EUR	100	105,188
Series E 1.625%, 01/20/2027(a)		100	116,461
1.75%, 11/19/2030(a)		800	883,424
4.125%, 04/04/2030(a)		4,800	5,841,706
Deutsche Bank AG/New York NY 3.73%, 01/14/2032	U.S.$	10,551	9,642,472
3.74%, 01/07/2033		2,987	2,679,279
6.82%, 11/20/2029		150	159,794
7.08%, 02/10/2034		616	656,702

	Principal Amount (000)		U.S. $ Value

Deutsche Pfandbriefbank AG Series E 4.00%, 01/27/2028(a)	EUR	461	$551,952
4.375%, 08/28/2026(a)		100	119,283
DNB Bank ASA Series E 4.00%, 08/17/2027(a)	GBP	316	430,372
4.50%, 07/19/2028(a)	EUR	268	327,583
Doha Finance Ltd. Series E 2.375%, 03/31/2026(a)	U.S.$	300	294,345
Fifth Third Bank NA 4.97%, 01/28/2028		250	251,880
First Abu Dhabi Bank PJSC 4.50%, 04/05/2026(a) (c)		480	474,749
First Horizon Corp. 5.51%, 03/07/2031		139	141,004
Ford Credit Canada Co./Canada 6.38%, 11/10/2028	CAD	12,312	9,372,575
Goldman Sachs Bank USA/New York NY 5.41%, 05/21/2027	U.S.$	332	334,716
Goldman Sachs Group, Inc. (The) 1.95%, 10/21/2027		668	647,000
2.64%, 02/24/2028		284	275,856
3.615%, 03/15/2028		426	420,279
3.81%, 04/23/2029		307	301,964
4.94%, 04/23/2028		68	68,564
5.02%, 10/23/2035		138	136,334
5.21%, 01/28/2031		247	252,715
5.22%, 04/23/2031		50	51,271
5.33%, 07/23/2035		52	52,618
5.54%, 01/28/2036		53	54,357
Series E 3.50%, 01/23/2033(a)	EUR	259	307,444
HSBC Holdings PLC 0.64%, 09/24/2029(a)		129	141,535
0.77%, 11/13/2031(a)		205	212,639
2.01%, 09/22/2028	U.S.$	327	309,669
2.25%, 11/22/2027		285	276,096
2.85%, 06/04/2031		244	222,699
3.00%, 07/22/2028	GBP	4,375	5,807,400
4.90%, 03/03/2029	U.S.$	691	696,216
5.13%, 03/03/2031		677	684,577
5.55%, 03/04/2030		4,783	4,917,790
5.73%, 05/17/2032		250	259,450
5.87%, 11/18/2035		2,672	2,697,927
6.16%, 03/09/2029		405	420,532
6.36%, 11/16/2032(a)	EUR	8,812	11,138,092
6.50%, 09/15/2037	U.S.$	103	108,716
7.39%, 11/03/2028		200	212,253
7.40%, 11/13/2034		519	578,256
8.11%, 11/03/2033		656	757,747
Series E 3.125%, 06/07/2028	EUR	752	897,072
7.00%, 04/07/2038(a)	GBP	100	145,405
ING Groep NV 0.25%, 02/18/2029(a)	EUR	300	330,071
0.375%, 09/29/2028(a)		300	336,305
1.75%, 02/16/2031(a)		100	110,996
4.125%, 08/24/2033(a)		100	120,387
4.50%, 05/23/2029(a)		100	123,418
5.25%, 11/14/2033(a)		200	262,607
Series E 2.125%, 05/26/2031(a)		200	234,167
Intercorp Peru Ltd. 3.875%, 08/15/2029(a)	U.S.$	370	346,990
Intesa Sanpaolo SpA 3.875%, 07/14/2027(a)		200	197,367
5.71%, 01/15/2026(a)		5,580	5,587,345
6.625%, 06/20/2033(a)		204	220,694

	Principal Amount (000)		U.S. $ Value

7.20%, 11/28/2033(a)	U.S.$	2,683	$3,004,675
7.80%, 11/28/2053(a)		333	387,415
8.25%, 11/21/2033(a)		473	547,679
Series E 2.925%, 10/14/2030(a)	EUR	233	266,631
6.625%, 05/31/2033(a)	GBP	293	431,643
JPMorgan Chase & Co. 1.47%, 09/22/2027	U.S.$	661	637,709
2.95%, 02/24/2028		720	703,625
3.51%, 01/23/2029		235	230,176
3.54%, 05/01/2028		662	652,316
4.60%, 10/22/2030		259	259,907
4.95%, 10/22/2035		200	197,936
4.98%, 07/22/2028		274	277,495
5.10%, 04/22/2031		522	534,927
5.14%, 01/24/2031		134	137,464
5.50%, 01/24/2036		134	138,075
Series E 0.39%, 02/24/2028(a)	EUR	274	312,217
1.00%, 07/25/2031(a)		307	327,885
1.64%, 05/18/2028(a)		266	308,744
4.46%, 11/13/2031(a)		14,120	17,724,297
KBC Group NV 5.80%, 01/19/2029(a)	U.S.$	300	309,436
Series E 0.125%, 01/14/2029(a)	EUR	100	110,925
4.25%, 11/28/2029(a)		500	616,568
4.375%, 11/23/2027(a)		100	120,930
4.375%, 04/19/2030(a)		100	123,890
6.15%, 03/19/2034(a)	GBP	1,300	1,838,917
KEB Hana Bank 1.25%, 12/16/2026(a)	U.S.$	200	191,428
Kookmin Bank 2.50%, 11/04/2030(a)		410	366,360
Lloyds Banking Group PLC 3.75%, 03/18/2028		285	281,330
4.75%, 05/23/2028(a)	AUD	1,430	946,987
5.39%, 06/10/2027		5,930	3,944,802
5.72%, 06/05/2030	U.S.$	200	207,552
5.80%, 03/17/2029	AUD	3,450	2,342,587
6.07%, 06/13/2036	U.S.$	477	488,454
7.50%, 09/27/2025(c)		2,412	2,419,662
7.50%, 06/27/2030(c)	GBP	228	314,599
Series E 3.125%, 08/24/2030(a)	EUR	465	550,373
4.75%, 09/21/2031(a)		5,797	7,317,902
6.625%, 06/02/2033(a)	GBP	100	142,127
M&T Bank Corp. 5.18%, 07/08/2031	U.S.$	55	55,923
Metropolitan Bank & Trust Co. Series E 5.50%, 03/06/2034(a)		200	204,000
Mitsubishi UFJ Financial Group, Inc. 5.16%, 04/24/2031		299	305,597
5.35%, 09/13/2028		200	204,067
Series E 4.64%, 06/07/2031(a)	EUR	240	302,311
Mizuho Financial Group, Inc. 5.38%, 07/10/2030	U.S.$	288	295,955
Series E 4.61%, 08/28/2030(a)	EUR	200	252,312
Morgan Stanley 0.495%, 10/26/2029		808	882,570
2.475%, 01/21/2028	U.S.$	632	613,652
3.52%, 05/22/2031	EUR	18,605	22,252,292
3.79%, 03/21/2030		247	299,420
4.21%, 04/20/2028	U.S.$	640	638,425
4.66%, 03/02/2029	EUR	100	123,512
4.99%, 04/12/2029	U.S.$	621	630,108

	Principal Amount (000)		U.S. $ Value

5.19%, 04/17/2031	U.S.$	4,369	$4,480,066
5.23%, 01/15/2031		134	137,404
5.59%, 01/18/2036		223	229,292
5.65%, 04/13/2028		117	119,599
5.66%, 04/17/2036		125	129,577
5.83%, 04/19/2035		127	133,132
6.63%, 11/01/2034		118	130,092
Series G 1.51%, 07/20/2027		707	685,939
4.43%, 01/23/2030		359	358,177
5.15%, 01/25/2034	EUR	539	701,468
Morgan Stanley Bank NA 4.95%, 01/14/2028	U.S.$	610	615,128
5.50%, 05/26/2028		250	255,300
National Australia Bank Ltd. Series G 1.70%, 09/15/2031(a)	GBP	160	210,372
National Bank of Canada Series E 3.75%, 01/25/2028(a)	EUR	248	299,794
National Bank of Greece SA Series G 4.50%, 01/29/2029(a)		109	133,609
Nationwide Building Society 4.375%, 04/16/2034(a)		427	518,750
5.66% (SOFR + 1.29%), 02/16/2028(a) (d)	U.S.$	290	291,722
6.18%, 12/07/2027(a)	GBP	8,475	11,872,982
NatWest Group PLC 3.03%, 11/28/2035	U.S.$	414	372,770
4.96%, 08/15/2030		295	297,986
5.115%, 05/23/2031		506	513,293
6.475%, 06/01/2034		4,321	4,516,785
Series E 0.78%, 02/26/2030(a)	EUR	307	335,079
2.105%, 11/28/2031(a)	GBP	246	325,754
5.76%, 02/28/2034(a)	EUR	7,135	9,048,041
NatWest Markets PLC Series E 0.125%, 06/18/2026(a)		198	228,757
NBK Tier 1 Financing 2 Ltd. 4.50%, 08/27/2025(a) (c)	U.S.$	290	288,550
Nordea Bank Abp 6.625%, 03/26/2026(a) (c)		200	200,961
Piraeus Bank SA Series E 4.625%, 07/17/2029(a)	EUR	251	308,266
PNC Financial Services Group, Inc. (The) 4.90%, 05/13/2031	U.S.$	55	55,730
5.40%, 07/23/2035		668	680,068
5.575%, 01/29/2036		411	423,701
5.68%, 01/22/2035		267	277,286
QIB Sukuk Ltd. 1.95%, 10/27/2025(a)		300	296,232
QNB Finance Ltd. Series E 1.375%, 01/26/2026(a)		510	499,959
1.625%, 09/22/2025(a)		200	198,619
2.75%, 02/12/2027(a)		240	233,547
Santander Holdings USA, Inc. 5.47%, 03/20/2029		145	147,373
5.74%, 03/20/2031		483	495,889
6.565%, 06/12/2029		616	645,749
Santander UK Group Holdings PLC 2.47%, 01/11/2028		450	435,584
4.86%, 09/11/2030		2,946	2,937,311
Series E 2.42%, 01/17/2029(a)	GBP	1,712	2,213,802
7.10%, 11/16/2027(a)		1,858	2,623,767

	Principal Amount (000)		U.S. $ Value

Scotiabank Peru SAA 6.10%, 10/01/2035(a)	U.S.$	200	$202,420
Shinhan Bank Co., Ltd. 4.00%, 04/23/2029(a)		760	740,476
Series G 4.50%, 03/26/2028(a)		200	199,230
Societe Generale SA 4.875%, 11/21/2031(a)	EUR	900	1,131,189
5.25%, 05/22/2029(a)	U.S.$	504	509,588
5.52%, 01/19/2028(a)		282	285,197
Series 9 0.40%, 06/03/2026	JPY	100,000	688,532
Series E 4.25%, 12/06/2030(a)	EUR	100	122,619
Standard Chartered PLC 1.46%, 01/14/2027(a)	U.S.$	300	294,921
4.87%, 03/15/2033(a)		580	577,071
4.87%, 05/10/2031(a)	EUR	395	497,821
5.005%, 10/15/2030(a)	U.S.$	367	369,895
5.24%, 05/13/2031(a)		542	549,135
5.70%, 03/26/2044(a)		330	316,550
6.05% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a) (c) (d)		8,000	7,597,034
6.30%, 01/09/2029(a)		210	217,843
7.77%, 11/16/2028(a)		279	298,135
Series E 1.625%, 10/03/2027(a)	EUR	222	258,651
4.375%, 01/18/2038(a)	GBP	100	120,824
State Street Corp. 4.54%, 04/24/2028	U.S.$	48	48,354
Sumitomo Mitsui Financial Group, Inc. 1.55%, 06/15/2026(a)	EUR	324	379,474
4.66%, 07/08/2031	U.S.$	206	206,000
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(a)		397	398,258
Svenska Handelsbanken AB Series E 4.625%, 08/23/2032(a)	GBP	6,655	9,058,087
Swedbank AB 7.27%, 11/15/2032(a)		1,904	2,743,948
Sydbank AS Series G 5.125%, 09/06/2028(a)	EUR	100	123,909
Synchrony Financial 5.45%, 03/06/2031	U.S.$	160	161,424
5.935%, 08/02/2030		256	262,932
Toronto-Dominion Bank (The) 4.57%, 06/02/2028		54	54,376
4.81%, 06/03/2030		54	54,527
5.15%, 09/10/2034		173	173,463
5.25%, 07/23/2029(a)	AUD	2,190	1,480,122
Series E 1.95%, 04/08/2030(a)	EUR	711	794,629
Truist Financial Corp. 5.07%, 05/20/2031	U.S.$	54	54,821
UBS Group AG 3.13%, 08/13/2030(a)		295	277,831
5.62%, 09/13/2030(a)		200	207,386
7.00%, 02/10/2030(a) (c)		6,470	6,450,863
7.125%, 08/10/2034(a) (c)		2,613	2,599,935
7.75%, 03/01/2029(a)	EUR	102	135,323
9.25%, 11/13/2028(a) (c)	U.S.$	1,652	1,800,700
Series E 1.00%, 06/24/2027(a)	EUR	215	249,688
3.125%, 06/15/2030(a)		351	416,083
4.75%, 03/17/2032(a)		816	1,032,219
UniCredit SpA 1.98%, 06/03/2027(a)	U.S.$	619	603,714
5.86%, 06/19/2032(a)		11,659	11,740,317

	Principal Amount (000)		U.S. $ Value

United Overseas Bank Ltd. 2.00%, 10/14/2031(a)	U.S.$	200	$193,610
Series G 1.75%, 03/16/2031(a)		250	245,000
US Bancorp 4.01%, 05/21/2032	EUR	250	303,335
4.97%, 07/22/2033	U.S.$	664	655,725
5.42%, 02/12/2036		136	138,671
Virgin Money UK PLC
Series G 4.625%, 10/29/2028(a)	EUR	100	123,129
5.125%, 12/11/2030(a)	GBP	135	185,191
Visa, Inc. 2.25%, 05/15/2028	EUR	7,313	8,554,462
Wells Fargo & Co. 2.39%, 06/02/2028	U.S.$	200	192,738
3.53%, 03/24/2028		680	671,006
4.97%, 04/23/2029		426	432,041
5.21%, 12/03/2035		135	135,554
5.24%, 01/24/2031		408	418,539
5.605%, 04/23/2036		50	51,611
5.61%, 01/15/2044		514	497,966
5.71%, 04/22/2028		666	681,009
Series E 1.74%, 05/04/2030(a)	EUR	10,434	11,768,698
Series G 4.90%, 11/17/2045	U.S.$	17	14,942
Westpac Banking Corp. Series G 4.32%, 11/23/2031		185	183,766
Woori Bank 5.125%, 08/06/2028(a)		210	212,524
6.375%, 07/24/2029(a) (c)		230	233,450
Yorkshire Building Society Series E 0.50%, 07/01/2028(a)	EUR	553	608,653

			529,445,303

Brokerage – 0.2%
BGC Group, Inc. 6.15%, 04/02/2030(a)	U.S.$	129	130,844
Blue Owl Finance LLC 6.25%, 04/18/2034		128	131,629
Charles Schwab Corp. (The) 4.89% (SOFR + 0.52%), 05/13/2026(d)		5,465	5,467,172
China Great Wall International Holdings V Ltd. 2.875%, 11/23/2026(a)		400	389,604
Nomura Holdings, Inc. 1.85%, 07/16/2025		5,405	5,398,157

			11,517,406

Finance – 0.9%
3i Group PLC 4.875%, 06/14/2029(a)	EUR	565	706,396
Air Lease Corp. 5.40%, 06/01/2028	CAD	6,005	4,611,562
Aircastle Ltd. 5.25%, 06/15/2026(a) (c)	U.S.$	185	183,215
5.95%, 02/15/2029(a)		1,396	1,442,192
Aircastle Ltd./Aircastle Ireland DAC 5.25%, 03/15/2030(a)		5,649	5,690,049
Apollo Debt Solutions BDC 6.70%, 07/29/2031		376	390,294
6.90%, 04/13/2029		640	667,625
Ares Capital Corp. 5.50%, 09/01/2030		54	53,818
5.80%, 03/08/2032		135	134,464
7.00%, 01/15/2027		602	621,428

	Principal Amount (000)		U.S. $ Value

Ares Strategic Income Fund 6.20%, 03/21/2032	U.S.$	133	$133,622
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		911	887,763
4.125%, 08/01/2025(a)		23	22,974
4.75%, 04/14/2027(a)		3,249	3,251,121
Avolon Holdings Funding Ltd. 5.375%, 05/30/2030(a)		78	79,421
Blackstone Private Credit Fund 5.60%, 11/22/2029		136	136,911
Blackstone Secured Lending Fund 5.30%, 06/30/2030		691	684,503
5.35%, 04/13/2028		400	402,880
Blue Owl Capital Corp. 5.95%, 03/15/2029		652	655,453
Blue Owl Credit Income Corp. 5.80%, 03/15/2030		160	160,466
Blue Owl Technology Finance Corp. 2.50%, 01/15/2027		288	275,912
6.10%, 03/15/2028(a)		133	133,663
BOC Aviation Ltd. 3.875%, 04/27/2026(a)		620	617,080
Brookfield Finance, Inc. 4.70%, 09/20/2047		391	333,213
5.81%, 03/03/2055		692	677,174
5.97%, 03/04/2054		181	180,874
6.35%, 01/05/2034		123	131,998
CCBL Cayman 1 Corp., Ltd. Series E 1.80%, 07/22/2026(a)		400	389,452
CFAMC IV Co., Ltd. Series E 4.50%, 05/29/2029(a)		200	193,750
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		213	212,787
CIMIC Finance Ltd. Series G 1.50%, 05/28/2029(a)	EUR	299	327,342
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	22,925	6,714,097
FS KKR Capital Corp. 3.125%, 10/12/2028	U.S.$	690	632,440
6.125%, 01/15/2030		136	135,300
Golub Capital Private Credit Fund 5.875%, 05/01/2030		132	131,899
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		142	139,123
8.00%, 06/15/2027(a)		154	160,230
HPS Corporate Lending Fund 5.30%, 06/05/2027(a)		55	55,090
5.85%, 06/05/2030(a)		55	54,915
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(a)		840	816,438
Oaktree Specialty Lending Corp. 6.34%, 02/27/2030		517	512,022
Oaktree Strategic Credit Fund 6.50%, 07/23/2029		665	681,204
Sixth Street Lending Partners 5.75%, 01/15/2030		272	272,538
6.50%, 03/11/2029		653	674,241
Sixth Street Specialty Lending, Inc. 5.625%, 08/15/2030		305	305,856
Temasek Financial I Ltd. Series E 2.75%, 08/28/2034(a)	CNH	62,000	8,888,695
3.10%, 08/28/2054(a)		39,050	5,687,092

	Principal Amount (000)		U.S. $ Value

Wendel SE 4.50%, 06/19/2030(a)	EUR	400	$494,636

			50,745,218

Financial Services – 0.1%
Blackstone Private Credit Fund 1.75%, 11/30/2026(a)		270	312,042
China Cinda 2020 I Management Ltd. Series E 3.00%, 01/20/2031(a)	U.S.$	510	468,101
3.25%, 01/28/2027(a)		350	342,454
Equinix Europe 2 Financing Corp. LLC 3.25%, 03/15/2031	EUR	236	275,019
3.65%, 09/03/2033		100	116,592
4.00%, 05/19/2034		2,037	2,405,006
Sammons Financial Group Global Funding 4.95%, 06/12/2030(a)	U.S.$	55	55,604

			3,974,818

Insurance – 0.7%
AIA Group Ltd. 4.95%, 04/04/2033(a)		240	242,422
4.95%, 03/30/2035(a)		250	246,945
Allianz SE 1.30%, 09/25/2049(a)	EUR	200	216,783
4.43%, 07/25/2055(a)		100	120,824
5.82%, 07/25/2053(a)		200	264,995
Series E 4.25%, 07/05/2052(a)		400	483,572
American National Global Funding 5.25%, 06/03/2030(a)	U.S.$	54	54,285
Argentum Netherlands BV for Zurich Insurance Co., Ltd. 2.75%, 02/19/2049(a)	EUR	264	304,044
Series E 3.50%, 10/01/2046(a)		155	183,870
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	3,086	2,849,545
2.55%, 11/19/2030(a)		2,565	2,283,874
2.72%, 01/07/2029(a)		56	52,223
5.32%, 11/13/2031(a)		123	123,958
5.38%, 01/07/2030(a)		4,460	4,557,260
5.53%, 07/11/2031(a)		11,630	11,917,630
5.58%, 01/09/2029(a)		15	15,412
Series E 0.37%, 09/10/2026(a)	EUR	107	122,875
Athene Holding Ltd. 6.25%, 04/01/2054	U.S.$	129	127,201
Aviva PLC 4.00%, 06/03/2055(a)	GBP	135	156,349
AXA SA Series E 1.875%, 07/10/2042(a)	EUR	301	315,212
3.25%, 05/28/2049(a)		451	531,685
Berkshire Hathaway, Inc. 2.15%, 03/15/2028		280	327,283
Brown & Brown, Inc. 4.70%, 06/23/2028	U.S.$	55	55,480
4.90%, 06/23/2030		55	55,517
Cigna Group (The) 4.375%, 10/15/2028		7	7,009
4.80%, 07/15/2046		76	66,069
4.90%, 12/15/2048		656	572,542
Cloverie PLC for Zurich Insurance Co., Ltd. Series E 5.625%, 06/24/2046(a)		889	891,435
CNO Global Funding 5.875%, 06/04/2027(a)		645	662,385
Corebridge Global Funding 4.85%, 06/06/2030(a)		55	55,485

	Principal Amount (000)		U.S. $ Value

Credit Agricole Assurances SA 2.00%, 07/17/2030(a)	EUR	100	$110,081
Fairfax Financial Holdings Ltd. 5.75%, 05/20/2035(a)	U.S.$	54	54,747
6.50%, 05/20/2055(a)		54	55,135
Generali Series E 5.00%, 06/08/2048(a)	EUR	428	529,755
5.50%, 10/27/2047(a)		238	295,469
Global Atlantic Fin Co. 7.95%, 06/15/2033(a)	U.S.$	377	427,241
Great-West Lifeco, Inc. 4.70%, 11/16/2029(a)	EUR	191	240,551
Guardian Life Global Funding 4.80%, 04/28/2030(a)	U.S.$	50	50,886
Hannover Rueck SE 5.875%, 08/26/2043(a)	EUR	200	266,542
Health Care Service Corp. A Mutual Legal Reserve Co. 5.875%, 06/15/2054(a)	U.S.$	657	639,138
MetLife Capital Trust IV 8.25% (CME Term SOFR 3 Month + 3.96%), 12/15/2037(a) (d)		110	120,590
Metropolitan Life Global Funding I 5.40%, 07/11/2029(a)	AUD	2,537	1,736,478
Series G 3.75%, 12/07/2031(a)	EUR	249	302,770
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.00%, 05/26/2042(a)		400	397,199
1.25%, 05/26/2041(a)		100	103,733
4.25%, 05/26/2044(a)		200	241,707
New York Life Global Funding 4.60%, 06/03/2030(a)	U.S.$	54	54,511
Series G 1.25%, 12/17/2026(a)	GBP	100	131,342
New York Life Insurance Co. 4.45%, 05/15/2069(a)	U.S.$	80	62,297
Northwestern Mutual Global Funding 4.60%, 06/03/2030(a)		54	54,581
Northwestern Mutual Life Insurance Co. (The) 6.17%, 05/29/2055(a)		54	56,387
Pacific Life Global Funding II 4.45%, 05/01/2028(a)		129	129,995
Phoenix Group Holdings PLC Series E 4.375%, 01/24/2029(a)	EUR	252	303,182
Principal Life Global Funding II 4.60%, 08/19/2027(a)	U.S.$	186	187,155
4.80%, 01/09/2028(a)		348	352,226
Prudential Financial, Inc. 4.50%, 09/15/2047		267	262,679
5.70%, 09/15/2048		635	642,409
RGA Global Funding 5.25%, 01/09/2030(a)		82	84,084
Sammons Financial Group, Inc. 6.875%, 04/15/2034(a)		131	140,297
Sogecap SA 5.00%, 04/03/2045(a)	EUR	100	120,616
Swiss Re Finance UK PLC Series E 2.71%, 06/04/2052(a)		400	437,564
Swiss RE Subordinated Finance PLC Series E 3.89%, 03/26/2033(a)		178	210,802
UnitedHealth Group, Inc. 4.40%, 06/15/2028	U.S.$	100	100,483
4.95%, 05/15/2062		481	413,555
5.50%, 04/15/2064		129	120,510
5.75%, 07/15/2064		562	546,445
6.05%, 02/15/2063		111	112,517

	Principal Amount (000)		U.S. $ Value

Zurich Finance Ireland Designated Activity Co. Series E 1.875%, 09/17/2050(a)	EUR	348	$378,148
5.125%, 11/23/2052(a)	GBP	100	134,550

			38,472,526

REITs – 0.5%
Agree LP 5.60%, 06/15/2035	U.S.$	353	359,358
Akelius Residential Property Financing BV Series E 0.75%, 02/22/2030(a)	EUR	100	103,549
Alexandria Real Estate Equities, Inc. 5.50%, 10/01/2035	U.S.$	76	76,795
American Homes 4 Rent LP 4.95%, 06/15/2030		357	360,531
5.50%, 07/15/2034		658	666,394
American Tower Corp. 0.40%, 02/15/2027	EUR	131	149,282
0.50%, 01/15/2028		196	218,757
0.875%, 05/21/2029		7,478	8,152,809
0.95%, 10/05/2030		146	153,579
3.625%, 05/30/2032		152	180,113
3.65%, 03/15/2027	U.S.$	264	260,812
4.625%, 05/16/2031	EUR	316	397,149
4.90%, 03/15/2030	U.S.$	138	140,017
5.35%, 03/15/2035		54	55,039
Aroundtown SA Series E 0.375%, 04/15/2027(a)	EUR	100	112,528
4.80%, 07/16/2029(a)		100	122,758
Boston Properties LP 2.75%, 10/01/2026	U.S.$	642	627,774
Brixmor Operating Partnership LP 5.20%, 04/01/2032		38	38,378
CBRE Services, Inc. 4.80%, 06/15/2030		129	129,539
5.50%, 04/01/2029		643	664,583
5.50%, 06/15/2035		129	129,895
5.95%, 08/15/2034		54	56,875
Cousins Properties LP 5.25%, 07/15/2030		55	55,999
Crown Castle, Inc. 1.05%, 07/15/2026		90	86,687
2.90%, 03/15/2027		680	661,926
5.60%, 06/01/2029		624	644,508
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	115	114,968
1.25%, 02/01/2031(a)		100	104,578
Digital Stout Holding LLC 3.30%, 07/19/2029(a)	GBP	100	129,996
Equinix, Inc. 0.25%, 03/15/2027	EUR	100	113,235
Essential Properties LP 2.95%, 07/15/2031	U.S.$	260	231,168
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030		260	249,905
5.625%, 09/15/2034		292	291,210
Host Hotels & Resorts LP 5.70%, 06/15/2032		55	55,810
Newmark Group, Inc. 7.50%, 01/12/2029		152	161,025
NNN REIT, Inc. 4.60%, 02/15/2031		308	306,390
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		100	100,601
Phillips Edison Grocery Center Operating Partnership I LP 5.25%, 08/15/2032		55	55,491

	Principal Amount (000)		U.S. $ Value

Praemia Healthcare SACA 0.875%, 11/04/2029(a)	EUR	300	$319,034
Prologis International Funding II SA Series E 1.625%, 06/17/2032(a)		1,949	2,025,904
Public Storage Operating Co. 4.375%, 07/01/2030	U.S.$	56	55,842
Realty Income Corp. 3.375%, 06/20/2031	EUR	423	496,601
5.25%, 09/04/2041	GBP	115	143,819
6.00%, 12/05/2039		100	137,065
Simon Property Group LP 4.75%, 09/26/2034	U.S.$	216	210,275
Sirius Real Estate Ltd. 1.125%, 06/22/2026(a)	EUR	200	231,085
Swire Properties MTN Financing Ltd. Series E 3.40%, 09/03/2029(a)	CNH	40,000	5,717,955
Tritax EuroBox PLC 0.95%, 06/02/2026(a)	EUR	169	195,904
Trust Fibra Uno 4.87%, 01/15/2030(a)	U.S.$	5,466	5,176,575
6.39%, 01/15/2050(a)		205	169,842
7.375%, 02/13/2034(a)		236	239,540
8.25%, 01/23/2037(a)		200	210,500
Vicinity Centres Trust Series E 1.125%, 11/07/2029(a)	EUR	181	195,122
Vonovia SE Series E 0.75%, 09/01/2032(a)		300	290,050
Wharf REIC Finance BVI Ltd. Series E 2.875%, 05/07/2030(a)	U.S.$	260	239,624

			32,574,748

			666,730,019

Industrial – 10.4%
Basic – 0.6%
Air Products & Chemicals, Inc. 3.25%, 06/16/2032	EUR	6,482	7,576,770
Alpek SAB de CV 3.25%, 02/25/2031(a)	U.S.$	200	174,822
4.25%, 09/18/2029(a)		1,496	1,421,667
Amcor Flexibles North America, Inc. 4.80%, 03/17/2028(a)		137	138,043
5.10%, 03/17/2030(a)		137	139,333
Amcor Group Finance PLC 5.45%, 05/23/2029		651	668,599
Amcor UK Finance PLC 1.125%, 06/23/2027	EUR	103	117,994
Anglo American Capital PLC 2.625%, 09/10/2030(a)	U.S.$	320	288,764
2.875%, 03/17/2031(a)		316	285,012
4.125%, 03/15/2032(a)	EUR	250	301,864
5.625%, 04/01/2030(a)	U.S.$	297	307,177
5.75%, 04/05/2034(a)		200	205,526
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		403	384,710
3.75%, 10/01/2030		208	195,000
Antofagasta PLC 6.25%, 05/02/2034(a)		460	477,149
BHP Billiton Finance USA Ltd. 5.30%, 02/21/2035		201	204,606
Celulosa Arauco y Constitucion SA 5.50%, 04/30/2049(a)		260	226,260
6.18%, 05/05/2032(a)		240	244,464
Dow Chemical Co. (The) 5.35%, 03/15/2035		137	136,266
6.90%, 05/15/2053		111	119,474

	Principal Amount (000)		U.S. $ Value

Freeport Indonesia PT 4.76%, 04/14/2027(a)	U.S.$	320	$319,904
5.315%, 04/14/2032(a)		204	203,926
Freeport-McMoRan, Inc. 4.25%, 03/01/2030		420	411,845
Fresnillo PLC 4.25%, 10/02/2050(a)		240	172,200
Glencore Capital Finance DAC Series E 1.25%, 03/01/2033(a)	EUR	215	211,954
4.15%, 04/29/2031(a)		260	316,075
Glencore Funding LLC 4.91%, 04/01/2028(a)	U.S.$	129	130,261
5.19%, 04/01/2030(a)		33	33,646
5.63%, 04/04/2034(a)		261	266,433
5.67%, 04/01/2035(a)		78	79,574
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 05/15/2029(a)		200	207,437
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		230	174,342
Inversiones CMPC SA 3.00%, 04/06/2031(a)		210	185,522
6.125%, 02/26/2034(a)		482	492,739
LG Chem Ltd. 2.375%, 07/07/2031(a)		310	265,937
LYB International Finance BV 4.875%, 03/15/2044		662	558,569
LYB International Finance II BV 0.875%, 09/17/2026	EUR	214	246,868
LYB International Finance III LLC 6.15%, 05/15/2035	U.S.$	78	80,941
Ma’aden Sukuk Ltd. 5.25%, 02/13/2030(a)		340	345,668
5.50%, 02/13/2035(a)		262	266,504
MEGlobal BV 2.625%, 04/28/2028(a)		260	244,616
Nexa Resources SA 6.75%, 04/09/2034(a)		230	240,376
Nutrien Ltd. 4.50%, 03/12/2027		38	38,101
OCP SA 6.10%, 04/30/2030(a)		3,689	3,730,501
Orbia Advance Corp. SAB de CV 6.80%, 05/13/2030(a)		10,439	10,694,755
7.50%, 05/13/2035(a)		568	588,885
POSCO 5.75%, 01/17/2028(a)		200	205,264
Rio Tinto Finance USA PLC 4.875%, 03/14/2030		138	140,518
5.00%, 03/14/2032		138	140,005
Smurfit Kappa Treasury ULC 1.50%, 09/15/2027(a)	EUR	265	305,995
Sociedad Quimica y Minera de Chile SA 5.50%, 09/10/2034(a)	U.S.$	550	536,937
6.50%, 11/07/2033(a)		250	264,219
Southern Copper Corp. 7.50%, 07/27/2035		200	229,412
Suzano Austria GmbH Series DM3N 3.125%, 01/15/2032		300	263,248
Vale Overseas Ltd. 6.125%, 06/12/2033		200	209,591

			36,416,268

Capital Goods – 0.5%
3M Co. 1.50%, 06/02/2031	EUR	396	426,679
2.875%, 10/15/2027	U.S.$	672	652,951
3.05%, 04/15/2030		25	23,496
3.625%, 09/14/2028		589	579,183

	Principal Amount (000)		U.S. $ Value

4.80%, 03/15/2030	U.S.$	139	$141,309
5.15%, 03/15/2035		139	140,107
Series E 1.75%, 05/15/2030	EUR	247	275,254
Boeing Co. (The) 3.25%, 02/01/2028	U.S.$	99	96,024
Carrier Global Corp. 4.125%, 05/29/2028	EUR	247	302,331
CNH Industrial Capital LLC 4.75%, 03/21/2028	U.S.$	101	101,764
CNH Industrial Finance Europe SA Series E 1.75%, 03/25/2027(a)	EUR	100	116,356
CNH Industrial NV Series E 3.75%, 06/11/2031(a)		559	669,982
CRH SMW Finance DAC 5.125%, 01/09/2030	U.S.$	673	688,859
Series E 4.00%, 07/11/2027(a)	EUR	190	230,624
4.25%, 07/11/2035(a)		137	167,144
Eaton Capital ULC 3.80%, 05/21/2036(a)		252	299,188
GE Capital Funding LLC 4.55%, 05/15/2032	U.S.$	518	514,555
GE Capital UK Funding Unlimited Co. Series E 5.875%, 01/18/2033	GBP	100	143,893
General Electric Co. Series E 4.125%, 09/19/2035(a)	EUR	365	449,478
Holcim Finance Luxembourg SA Series E 0.625%, 04/06/2030(a)		134	141,538
Holcim Sterling Finance Netherlands BV Series E 2.25%, 04/04/2034(a)	GBP	100	107,277
IDEX Corp. 3.00%, 05/01/2030	U.S.$	279	259,456
John Deere Capital Corp. Series I 4.55%, 06/05/2030		356	359,432
John Deere Financial Ltd. 5.05%, 06/28/2029	AUD	12,710	8,591,368
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 0.375%, 09/15/2027	EUR	100	112,561
Komatsu Finance America, Inc. 5.50%, 10/06/2027(a)	U.S.$	374	382,900
L3Harris Technologies, Inc. 5.40%, 01/15/2027		638	648,815
Lockheed Martin Corp. 5.90%, 11/15/2063		233	239,961
Metso Oyj Series E 0.875%, 05/26/2028(a)	EUR	179	200,294
Northrop Grumman Corp. 5.25%, 07/15/2035	U.S.$	148	150,845
Parker-Hannifin Corp. 2.90%, 03/01/2030	EUR	8,422	9,847,097
Republic Services, Inc. 4.75%, 07/15/2030	U.S.$	402	409,559
RTX Corp. 2.15%, 05/18/2030	EUR	1,172	1,331,444
3.50%, 03/15/2027	U.S.$	548	541,507
UltraTech Cement Ltd. 2.80%, 02/16/2031(a)		210	187,652

	Principal Amount (000)		U.S. $ Value

Veralto Corp. 4.15%, 09/19/2031	EUR	421	$516,143

			30,047,026

Communications - Media – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029	U.S.$	121	111,507
5.75%, 04/01/2048		149	135,581
6.48%, 10/23/2045		115	113,938
Cox Communications, Inc. 5.45%, 09/01/2034(a)		681	671,618
5.70%, 06/15/2033(a)		63	63,776
5.95%, 09/01/2054(a)		136	125,875
Grupo Televisa SAB 4.625%, 01/30/2026		200	197,904
5.00%, 05/13/2045		270	193,558
6.625%, 01/15/2040		350	327,096
ITV PLC Series E 4.25%, 06/19/2032(a)	EUR	100	119,715
Meta Platforms, Inc. 4.45%, 08/15/2052	U.S.$	61	51,411
5.40%, 08/15/2054		7	6,825
5.55%, 08/15/2064		1,140	1,114,399
5.75%, 05/15/2063		309	311,757
Paramount Global 4.375%, 03/15/2043		878	646,553
5.85%, 09/01/2043		288	250,208
Prosus NV 3.06%, 07/13/2031(a)		674	596,490
3.68%, 01/21/2030(a)		1,062	997,484
3.83%, 02/08/2051(a)		200	128,143
TDF Infrastructure SASU 5.625%, 07/21/2028(a)	EUR	300	376,831
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	U.S.$	510	466,803
2.88%, 04/22/2031(a)		200	185,339
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		360	418,812
Time Warner Cable LLC 5.25%, 07/15/2042	GBP	100	116,016
7.30%, 07/01/2038	U.S.$	273	297,527
Warnermedia Holdings, Inc. 4.05%, 03/15/2029		192	156,394
5.05%, 03/15/2042		850	501,802

			8,683,362

Communications - Telecommunications – 0.6%
America Movil SAB de CV 6.125%, 11/15/2037		200	211,812
6.125%, 03/30/2040		300	312,480
AT&T, Inc. 4.30%, 11/18/2034	EUR	282	348,631
4.60%, 09/19/2028(a)	AUD	6,050	4,022,902
5.375%, 08/15/2035	U.S.$	55	55,977
6.05%, 08/15/2056		55	56,189
Axiata SPV2 Bhd Series E 2.16%, 08/19/2030(a)		200	178,242
Bell Telephone Co. of Canada or Bell Canada 3.00%, 03/17/2031	CAD	714	500,102
5.85%, 11/10/2032		10,096	8,139,196
Deutsche Telekom International Finance BV 3.60%, 01/19/2027(a)	U.S.$	642	634,874
Empresa Nacional de Telecomunicaciones SA 4.75%, 08/01/2026(a)		200	200,450
Koninklijke KPN NV Series G 5.75%, 09/17/2029(a)	GBP	75	107,522

	Principal Amount (000)		U.S. $ Value

Ooredoo International Finance Ltd. 2.625%, 04/08/2031(a)	U.S.$	420	$377,336
4.625%, 10/10/2034(a)		200	195,589
PLDT, Inc. 2.50%, 01/23/2031(a)		200	179,000
PT Tower Bersama Infrastructure Tbk 2.80%, 05/02/2027(a)		200	191,500
SES GLOBAL Americas Holdings, Inc. 5.30%, 03/25/2044(a)		379	279,138
SingTel Group Treasury Pte. Ltd. Series E 2.375%, 08/28/2029(a)		290	269,996
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 03/20/2028(a)		595	598,492
T-Mobile USA, Inc. 3.75%, 04/15/2027		625	618,696
5.25%, 06/15/2055		84	76,597
5.875%, 11/15/2055		129	129,314
TDC Net A/S Series E 5.06%, 05/31/2028(a)	EUR	299	367,158
5.62%, 02/06/2030(a)		237	296,934
Telia Co. AB 0.125%, 11/27/2030(a)		271	273,739
TELUS Corp. 3.40%, 05/13/2032	U.S.$	398	362,457
7.00%, 10/15/2055		5,606	5,654,212
Series CAG 5.25%, 11/15/2032	CAD	11,257	8,761,691
Verizon Communications, Inc. 0.375%, 03/22/2029	EUR	256	276,215
4.50%, 08/17/2027(a)	AUD	5,520	3,664,417
5.25%, 04/02/2035	U.S.$	51	51,419
Vodafone Group PLC Series E 3.00%, 08/12/2056(a)	GBP	100	76,870

			37,469,147

Consumer Cyclical - Automotive – 0.7%
American Honda Finance Corp. 3.50%, 06/27/2031	EUR	349	410,650
Series E 3.65%, 04/23/2031		148	176,000
Aptiv Swiss Holdings Ltd. 5.75%, 09/13/2054	U.S.$	553	492,157
BMW US Capital LLC 4.65%, 03/19/2027(a)		580	583,188
4.75%, 03/21/2028(a)		78	78,849
4.85%, 08/13/2031(a)		8	8,043
5.05%, 03/21/2030(a)		129	131,404
5.40%, 03/21/2035(a)		129	129,993
BorgWarner, Inc. 1.00%, 05/19/2031	EUR	229	233,121
Cummins, Inc. 5.45%, 02/20/2054	U.S.$	652	631,733
Ford Motor Credit Co. LLC 3.375%, 11/13/2025		200	198,631
3.815%, 11/02/2027		676	652,515
5.11%, 05/03/2029		1,311	1,282,015
6.50%, 02/07/2035		662	661,435
6.80%, 05/12/2028		200	206,729
7.35%, 11/04/2027		622	645,956
7.35%, 03/06/2030		3,396	3,583,808
General Motors Co. 5.20%, 04/01/2045		283	242,607
5.40%, 04/01/2048		676	588,121
General Motors Financial Co., Inc. 2.35%, 02/26/2027		94	90,593
2.40%, 04/10/2028		471	442,802

	Principal Amount (000)		U.S. $ Value

3.10%, 01/12/2032	U.S.$	29	$25,450
5.00%, 07/15/2027		54	54,320
5.05%, 04/04/2028		138	139,058
5.35%, 07/15/2027		137	139,013
5.35%, 01/07/2030		135	136,576
5.45%, 07/15/2030		54	54,779
5.60%, 06/18/2031		131	133,624
5.625%, 04/04/2032		75	75,818
5.90%, 01/07/2035		135	135,600
6.15%, 07/15/2035		54	55,155
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	2,944	2,233,274
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	3	2,916
5.95%, 06/11/2029(a)		1,232	1,253,091
Honda Motor Co., Ltd. 4.44%, 07/08/2028		56	56,051
Hyundai Capital America 2.375%, 10/15/2027(a)		300	285,298
4.85%, 03/25/2027(a)		129	129,494
4.875%, 11/01/2027(a)		167	167,767
5.10%, 06/24/2030(a)		53	53,571
5.15%, 03/27/2030(a)		129	130,469
5.25%, 01/08/2027(a)		4,163	4,201,927
5.40%, 03/29/2032(a)		129	130,624
5.40%, 06/23/2032(a)		53	53,657
5.68%, 06/26/2028(a)		6,331	6,498,131
6.10%, 09/21/2028(a)		59	61,327
6.50%, 01/16/2029(a)		147	154,899
Hyundai Capital Services, Inc. 5.125%, 02/05/2029(a)		320	323,162
Hyundai Motor Manufacturing Indonesia PT Series E 1.75%, 05/06/2026(a)		250	243,950
Magna International, Inc. 5.875%, 06/01/2035		134	137,358
Mercedes-Benz Finance North America LLC 4.75%, 08/01/2027(a)		341	343,515
Stellantis NV Series E 0.75%, 01/18/2029(a)	EUR	181	196,555
4.25%, 06/16/2031(a)		300	360,489
Toyota Finance Australia Ltd. 4.65%, 09/17/2029	AUD	12,010	7,996,368
Toyota Motor Corp. 4.45%, 06/30/2030	U.S.$	56	56,185
Toyota Motor Credit Corp. 4.80%, 05/15/2030		303	307,732
Volkswagen Group of America Finance LLC 4.60%, 06/08/2029(a)		364	359,713

			38,157,266

Consumer Cyclical - Entertainment – 0.0%
Mattel, Inc. 3.75%, 04/01/2029(a)		673	644,944

Consumer Cyclical - Other – 0.6%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	3,369	3,972,770
5.00%, 04/29/2029(a)		506	617,806
6.125%, 06/04/2031(a)	GBP	2,882	3,986,298
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	9,753	8,753,318
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		290	285,396
HOCHTIEF AG Series E 4.25%, 05/31/2030(a)	EUR	338	415,253
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50%, 01/15/2036(a)	U.S.$	55	54,926

	Principal Amount (000)		U.S. $ Value

JH North America Holdings, Inc. 5.875%, 01/31/2031(a)	U.S.$	4,050	$4,085,470
6.125%, 07/31/2032(a)		65	66,081
Kingspan Securities Ireland DAC Series E 3.50%, 10/31/2031(a)	EUR	132	156,027
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	410	390,069
5.625%, 06/15/2028		4,315	4,402,549
6.00%, 06/14/2030		2,540	2,619,757
Marriott International, Inc./MD 5.10%, 04/15/2032		20	20,258
5.35%, 03/15/2035		107	107,882
5.50%, 04/15/2037		1,073	1,073,150
MDC Holdings, Inc. 6.00%, 01/15/2043		5,611	5,058,672
Owens Corning 5.50%, 06/15/2027		7	7,155
5.70%, 06/15/2034		129	133,956
PulteGroup, Inc. 6.375%, 05/15/2033		44	47,176
Sands China Ltd. 2.85%, 03/08/2029(e)		277	254,330
3.25%, 08/08/2031(e)		450	395,831
4.375%, 06/18/2030(e)		499	477,046

			37,381,176

Consumer Cyclical - Restaurants – 0.0%
Darden Restaurants, Inc. 3.85%, 05/01/2027		658	652,600
Starbucks Corp. 4.50%, 05/15/2028		559	561,798
4.80%, 05/15/2030		55	55,683

			1,270,081

Consumer Cyclical - Retailers – 0.1%
Alimentation Couche-Tard, Inc. 4.01%, 02/12/2036(a)	EUR	457	532,218
CK Hutchison International 21 Ltd. 2.50%, 04/15/2031(a)	U.S.$	460	411,442
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052		368	262,484
Dollarama, Inc. 5.53%, 09/26/2028	CAD	231	180,765
El Puerto de Liverpool SAB de CV 6.66%, 01/22/2037(a)	U.S.$	200	206,880
Home Depot, Inc. (The) 3.90%, 06/15/2047		143	112,530
4.25%, 04/01/2046		539	451,251
4.95%, 09/15/2052		247	224,420
5.30%, 06/25/2054		52	49,898
5.95%, 04/01/2041		50	52,790
Lowe’s Cos., Inc. 4.05%, 05/03/2047		98	76,258
5.625%, 04/15/2053		120	115,469
5.75%, 07/01/2053		122	119,314
5.80%, 09/15/2062		484	468,279
Pandora A/S Series E 3.875%, 05/31/2030(a)	EUR	144	173,641
Ralph Lauren Corp. 5.00%, 06/15/2032	U.S.$	508	515,809
Tapestry, Inc. 5.50%, 03/11/2035		137	137,511
Target Corp. 5.25%, 02/15/2036		53	53,475

			4,144,434

Consumer Non-Cyclical – 1.9%
Alcon Finance Corp. 2.60%, 05/27/2030(a)		290	265,496

	Principal Amount (000)		U.S. $ Value

3.00%, 09/23/2029(a)	U.S.$	280	$263,674
Altria Group, Inc. 2.45%, 02/04/2032		746	643,502
3.125%, 06/15/2031	EUR	4,504	5,217,438
3.70%, 02/04/2051	U.S.$	553	382,683
4.25%, 08/09/2042		849	691,312
5.625%, 02/06/2035		500	510,052
5.80%, 02/14/2039		578	585,469
6.875%, 11/01/2033		79	88,241
American Medical Systems Europe BV 3.00%, 03/08/2031	EUR	7,318	8,605,030
Anheuser-Busch InBev SA/NV Series E 1.65%, 03/28/2031(a)		728	797,432
3.95%, 03/22/2044(a)		360	414,711
Asahi Group Holdings Ltd. 0.34%, 04/19/2027(a)		535	606,824
Barry Callebaut Services NV 4.00%, 06/14/2029(a)		600	712,806
BAT Capital Corp. 4.54%, 08/15/2047	U.S.$	14	11,311
5.35%, 08/15/2032		87	88,993
5.625%, 08/15/2035		138	140,308
6.25%, 08/15/2055		138	139,618
BAT International Finance PLC Series E 2.25%, 01/16/2030(a)	EUR	143	162,755
4.125%, 04/12/2032(a)		11,373	13,750,168
5.75%, 07/05/2040	GBP	83	108,167
BAT Netherlands Finance BV Series E 5.375%, 02/16/2031(a)	EUR	300	387,292
Becton Dickinson & Co. 3.83%, 06/07/2032		308	370,864
British American Tobacco PLC Series NC8 3.75%, 06/27/2029(a) (c)		477	547,279
Cardinal Health, Inc. 3.41%, 06/15/2027	U.S.$	699	688,587
5.35%, 11/15/2034		136	138,601
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	5,792	7,089,863
4.375%, 04/22/2052(a)	U.S.$	187	153,228
5.125%, 02/11/2035(a)		1,036	1,042,965
Cencora, Inc. 2.875%, 05/22/2028	EUR	145	171,425
3.45%, 12/15/2027	U.S.$	426	417,874
Cencosud SA 4.375%, 07/17/2027(a)		230	227,845
Cia Cervecerias Unidas SA 3.35%, 01/19/2032(a)		200	177,050
Coca-Cola Co. (The) 1.25%, 03/08/2031	EUR	170	183,032
3.50%, 05/14/2044		207	228,899
CommonSpirit Health 3.82%, 10/01/2049	U.S.$	364	268,314
4.19%, 10/01/2049		401	311,396
CVS Health Corp. 5.70%, 06/01/2034		203	208,990
6.00%, 06/01/2044		428	422,830
Dentsply Sirona, Inc. 3.25%, 06/01/2030		711	648,894
Electrolux AB Series E 4.50%, 09/29/2028(a)	EUR	289	352,845
Eli Lilly & Co. 4.95%, 02/27/2063	U.S.$	600	544,860
5.10%, 02/09/2064		130	120,832
5.20%, 08/14/2064		596	563,817
5.60%, 02/12/2065		301	304,369

	Principal Amount (000)		U.S. $ Value

GE HealthCare Technologies, Inc. 4.80%, 01/15/2031	U.S.$	55	$55,449
General Mills, Inc. 3.60%, 04/17/2032	EUR	13,835	16,346,994
GlaxoSmithKline Capital, Inc. 4.50%, 04/15/2030	U.S.$	138	139,132
Hershey Co. (The) 5.10%, 02/24/2035		383	388,971
Illumina, Inc. 4.65%, 09/09/2026		137	137,159
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)		526	509,289
4.50%, 06/30/2028(a)		4,522	4,518,217
5.625%, 07/01/2035(a)		513	512,958
5.875%, 07/01/2034(a)		385	393,903
Series E 3.875%, 02/12/2034(a)	EUR	191	221,033
Indofood CBP Sukses Makmur Tbk PT 3.40%, 06/09/2031(a)	U.S.$	490	448,904
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,827	1,765,407
JT International Financial Services BV Series E 4.125%, 06/17/2035(a)	EUR	152	179,738
Kellanova 3.75%, 05/16/2034		250	297,070
Keurig Dr. Pepper, Inc. 3.20%, 05/01/2030	U.S.$	148	139,522
4.60%, 05/15/2030		129	129,630
Kraft Heinz Foods Co. 3.25%, 03/15/2033	EUR	625	718,658
5.20%, 03/15/2032	U.S.$	401	408,199
Kroger Co. (The) 2.65%, 10/15/2026		248	243,005
5.50%, 09/15/2054		54	51,215
Loblaw Cos. Ltd. 6.54%, 02/17/2033(a)	CAD	3,182	2,652,680
Louis Dreyfus Co. Finance BV 3.50%, 10/22/2031(a)	EUR	259	302,233
Mars, Inc. 4.45%, 03/01/2027(a)	U.S.$	138	138,574
4.60%, 03/01/2028(a)		79	79,655
4.80%, 03/01/2030(a)		138	139,802
5.00%, 03/01/2032(a)		138	139,845
5.20%, 03/01/2035(a)		108	109,271
5.65%, 05/01/2045(a)		138	138,124
McKesson Corp. 4.65%, 05/30/2030		55	55,436
Merck & Co., Inc. 5.15%, 05/17/2063		191	175,864
Molson Coors Beverage Co. 3.80%, 06/15/2032	EUR	224	269,245
Mondelez International, Inc. 4.50%, 05/06/2030	U.S.$	347	346,625
5.125%, 05/06/2035		55	55,180
MSD Netherlands Capital BV 3.70%, 05/30/2044	EUR	366	412,224
3.75%, 05/30/2054		249	268,081
Mylan, Inc. 5.20%, 04/15/2048	U.S.$	201	159,486
5.40%, 11/29/2043		730	613,510
Nestle Holdings, Inc. 5.25%, 09/21/2026(a)	GBP	100	138,622
PepsiCo, Inc. 4.65%, 02/15/2053	U.S.$	48	42,343
Pfizer Netherlands International Finance BV 2.875%, 05/19/2029	EUR	3,445	4,088,881
3.25%, 05/19/2032		192	228,352
Pfizer, Inc. 7.20%, 03/15/2039	U.S.$	95	112,770

	Principal Amount (000)		U.S. $ Value

Philip Morris International, Inc. 1.75%, 11/01/2030	U.S.$	734	$639,743
4.125%, 04/28/2028		129	128,738
4.375%, 11/01/2027		633	635,881
4.375%, 04/30/2030		433	431,872
4.75%, 02/12/2027		37	37,326
4.875%, 04/30/2035		129	127,264
4.875%, 11/15/2043		646	591,329
5.125%, 11/17/2027		238	242,740
5.625%, 11/17/2029		32	33,598
5.625%, 09/07/2033		267	279,761
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		4	4,391
REWE International Finance BV 4.875%, 09/13/2030(a)	EUR	400	504,499
Saputo, Inc. 5.25%, 11/29/2029	CAD	13,719	10,707,486
5.49%, 11/20/2030		6,874	5,433,852
Sutter Health Series 2025 5.54%, 08/15/2035	U.S.$	140	144,788
Sysco Corp. 5.10%, 09/23/2030		299	306,564
Takeda US Financing, Inc. 5.20%, 07/07/2035		514	514,041
Thermo Fisher Scientific Finance I BV 1.625%, 10/18/2041	EUR	261	220,805
Upjohn Finance BV 1.36%, 06/23/2027(a)		220	251,876
Viatris, Inc. 2.70%, 06/22/2030	U.S.$	4,021	3,582,171
3.85%, 06/22/2040		947	698,958
4.00%, 06/22/2050		235	156,561
Viterra Finance BV Series E 1.00%, 09/24/2028(a)	EUR	281	311,402

			114,014,843

Energy – 1.9%
Adnoc Murban Rsc Ltd. 5.125%, 09/11/2054(a)	U.S.$	200	181,125
APA Infrastructure Ltd. Series E 2.00%, 07/15/2030(a)	EUR	560	622,090
BP Capital Markets America, Inc. 5.23%, 11/17/2034	U.S.$	147	149,456
BP Capital Markets BV Series E 4.32%, 05/12/2035(a)	EUR	100	123,186
BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)		3,699	4,359,932
3.625%, 03/22/2029(a) (c)		8,895	10,399,687
4.25%, 03/22/2027(a) (c)	GBP	328	441,766
4.375%, 08/19/2031(a) (c)	EUR	212	250,097
4.75%, 08/28/2029(a)	AUD	9,360	6,263,370
Canadian Natural Resources Ltd. 3.85%, 06/01/2027	U.S.$	140	138,641
Cheniere Energy Partners LP 5.55%, 10/30/2035(a)		186	187,482
Colonial Pipeline Co. 4.25%, 04/15/2048(a)		821	624,832
ConocoPhillips Co. 4.025%, 03/15/2062		210	151,195
5.55%, 03/15/2054		205	195,840
5.65%, 01/15/2065		53	50,324
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		2,050	1,723,677
4.375%, 01/15/2028		204	201,149
Devon Energy Corp. 7.95%, 04/15/2032		3,761	4,318,092

	Principal Amount (000)		U.S. $ Value

Enbridge, Inc. 4.60%, 06/20/2028	U.S.$	54	$54,405
4.90%, 06/20/2030		54	54,547
6.10%, 11/09/2032	CAD	16,978	13,869,015
Energy Transfer LP 5.55%, 05/15/2034	U.S.$	94	95,232
5.60%, 09/01/2034		192	194,913
6.20%, 04/01/2055		137	134,910
Eni SpA 5.75%, 05/19/2035(a)		3,117	3,176,819
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		96	94,899
EOG Resources, Inc. 5.65%, 12/01/2054		199	194,642
Exxon Mobil Corp. 4.23%, 03/19/2040		215	192,221
Greensaif Pipelines Bidco SARL 5.85%, 02/23/2036(a)		200	201,987
Hanwha Energy USA Holdings Corp. 4.375%, 07/02/2028(a)		250	250,683
Harbour Energy PLC 6.33%, 04/01/2035(a)		149	147,910
KazMunayGas National Co. JSC 3.50%, 04/14/2033(a)		334	288,285
5.75%, 04/19/2047(a)		260	223,746
Kinder Morgan, Inc. 2.25%, 03/16/2027	EUR	530	620,491
5.15%, 06/01/2030	U.S.$	50	51,075
5.85%, 06/01/2035		115	119,180
MPLX LP 4.95%, 03/14/2052		516	427,471
5.65%, 03/01/2053		271	249,475
ONEOK Partners LP 6.65%, 10/01/2036		36	38,676
ONEOK, Inc. 5.05%, 11/01/2034		317	308,534
5.20%, 07/15/2048		588	511,709
5.65%, 09/01/2034		106	107,403
5.70%, 11/01/2054		637	587,592
6.05%, 09/01/2033		2,049	2,151,539
ORLEN SA 6.00%, 01/30/2035(a)		380	389,690
Ovintiv, Inc. 7.375%, 11/01/2031		461	503,759
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(a)		230	236,359
Qatarenergy LNG S3 5.84%, 09/30/2027(a)		225	228,667
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		220	205,549
6.25%, 07/08/2032(a)		260	257,404
6.45%, 03/05/2034(a)		5,285	5,260,522
6.70%, 02/25/2037(a)		3,880	3,795,293
6.95%, 03/05/2054(a)		230	213,370
Reliance Industries Ltd. 3.625%, 01/12/2052(a)		300	205,164
Repsol International Finance BV 4.25%, 09/11/2028(a) (c)	EUR	390	467,045
SA Global Sukuk Ltd. 1.60%, 06/17/2026(a)	U.S.$	350	339,850
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,100	975,194
3.25%, 11/24/2050(a)		410	260,223
5.75%, 07/17/2054(a)		242	225,375
5.875%, 07/17/2064(a)		522	474,368
Snam SpA Series E Zero Coupon, 12/07/2028(a)	EUR	387	415,093

	Principal Amount (000)		U.S. $ Value

Sweihan PV Power Co. PJSC 3.625%, 01/31/2049(a)	U.S.$	452	$372,391
Targa Resources Corp. 4.90%, 09/15/2030		95	95,849
5.55%, 08/15/2035		302	303,518
5.65%, 02/15/2036		104	104,963
6.25%, 07/01/2052		454	449,677
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)		250	230,853
Terega SASU 0.625%, 02/27/2028(a)	EUR	200	221,741
Thaioil Treasury Center Co., Ltd. 2.50%, 06/18/2030(a)	U.S.$	330	286,928
TotalEnergies Capital International SA Series E 1.66%, 07/22/2026(a)	GBP	300	400,468
TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	11,880	13,716,643
4.12%, 11/19/2029(a) (c)		548	652,120
Series NC7 1.625%, 10/25/2027(a) (c)		1,929	2,178,420
TransCanada PipeLines Ltd. 5.33%, 05/12/2032	CAD	227	178,040
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)	U.S.$	120	118,726
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(a)		200	202,500
Var Energi ASA 5.875%, 05/22/2030(a)		2,182	2,234,215
6.50%, 05/22/2035(a)		1,179	1,217,754
7.50%, 01/15/2028(a)		6,774	7,179,123
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		1,988	1,875,805
Williams Cos., Inc. (The) 4.625%, 06/30/2030		416	416,382
Wintershall Dea Finance BV 1.82%, 09/25/2031(a)	EUR	8,500	8,812,909
4.36%, 10/03/2032(a)		2,549	3,005,819
Woodside Finance Ltd. 5.40%, 05/19/2030	U.S.$	75	75,950
6.00%, 05/19/2035		194	197,472

			113,710,491

Other Industrial – 0.1%
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)		306	224,521
CITIC Ltd. Series E 2.85%, 02/25/2030(a)		250	234,237
Duke University Series 2020 2.83%, 10/01/2055		1,099	671,102
Ferguson Finance PLC 4.65%, 04/20/2032(a)		624	609,311
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	188	225,170
Mitsui & Co., Ltd. 2.19%, 01/19/2027(a)	U.S.$	677	654,732
President & Fellows of Harvard College 3.30%, 07/15/2056		575	392,966
University of Miami Series 2022 4.06%, 04/01/2052		840	653,219
University of Southern California 4.98%, 10/01/2053		448	413,061
Washington University (The) Series 2022 3.52%, 04/15/2054		941	674,133

	Principal Amount (000)		U.S. $ Value

Worley US Finance Sub Ltd. Series E 0.875%, 06/09/2026(a)	EUR	531	$615,591
WW Grainger, Inc. 4.60%, 06/15/2045	U.S.$	234	206,700

			5,574,743

Services – 0.9%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		430	380,266
2.80%, 11/28/2029(a)	CNH	97,910	13,950,208
5.25%, 05/26/2035(a)	U.S.$	200	202,257
Amazon.com, Inc. 4.10%, 04/13/2062		65	50,769
Booking Holdings, Inc. 4.00%, 03/01/2044	EUR	100	112,588
4.50%, 11/15/2031		3,282	4,131,944
4.75%, 11/15/2034		233	296,778
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	424	622,744
Chicago Parking Meters LLC 4.93%, 12/30/2025	U.S.$	16,500	16,442,219
Global Payments, Inc. 4.875%, 03/17/2031	EUR	8,702	10,750,350
ISS Global A/S Series E 0.875%, 06/18/2026(a)		106	123,291
Mastercard, Inc. 1.00%, 02/22/2029		278	309,479
3.85%, 03/26/2050	U.S.$	209	164,915
4.55%, 01/15/2035		355	348,914
4.95%, 03/15/2032		473	486,611
PayPal Holdings, Inc. 5.50%, 06/01/2054		130	127,246
RELX Capital, Inc. 4.75%, 03/27/2030		129	130,727
5.25%, 03/27/2035		129	131,883
Rentokil Initial Finance BV Series E 4.375%, 06/27/2030(a)	EUR	100	124,400
Securitas Treasury Ireland DAC Series E 4.375%, 03/06/2029(a)		100	123,332
Visa, Inc. 4.30%, 12/14/2045	U.S.$	650	565,334
Worldline SA/France Series E 4.125%, 09/12/2028(a)	EUR	300	310,971

			49,887,226

Technology – 1.6%
AAC Technologies Holdings, Inc. 3.75%, 06/02/2031(a)	U.S.$	290	265,997
Allegion US Holding Co., Inc. 5.60%, 05/29/2034		256	262,902
Alphabet, Inc. 2.50%, 05/06/2029	EUR	5,446	6,409,210
3.00%, 05/06/2033		178	208,036
5.25%, 05/15/2055	U.S.$	253	249,075
Amdocs Ltd. 2.54%, 06/15/2030		295	266,885
Amphenol Corp. 4.375%, 06/12/2028		55	55,381
Analog Devices, Inc. 1.70%, 10/01/2028		300	278,048
4.50%, 06/15/2030		55	55,431
Apple, Inc. 4.20%, 05/12/2030		202	202,926

	Principal Amount (000)		U.S. $ Value

ASML Holding NV 1.375%, 07/07/2026(a)	EUR	100	$116,774
Baidu, Inc. 2.375%, 08/23/2031	U.S.$	320	285,389
2.70%, 03/12/2030(a)	CNH	47,140	6,668,285
3.00%, 03/12/2035(a)		46,220	6,626,594
Booz Allen Hamilton, Inc. 5.95%, 04/15/2035	U.S.$	84	85,699
Broadridge Financial Solutions, Inc. 2.90%, 12/01/2029		697	653,198
CDW LLC/CDW Finance Corp. 3.25%, 02/15/2029		436	413,285
Cisco Systems, Inc. 4.75%, 02/24/2030		82	83,822
Concentrix Corp. 6.65%, 08/02/2026		638	649,571
Dell International LLC/EMC Corp. 4.75%, 04/01/2028		129	130,535
5.00%, 04/01/2030		129	131,079
5.30%, 04/01/2032		172	175,635
5.50%, 04/01/2035		182	183,836
8.35%, 07/15/2046		125	159,007
DXC Capital Funding DAC 0.95%, 09/15/2031(a)	EUR	568	564,434
Fidelity National Information Services, Inc. 2.00%, 05/21/2030		5,327	5,984,058
Fiserv Funding ULC 3.50%, 06/15/2032		8,927	10,487,636
Fiserv, Inc. 1.625%, 07/01/2030		6,488	7,086,683
2.25%, 06/01/2027	U.S.$	277	266,833
4.50%, 05/24/2031	EUR	471	586,387
Fortive Corp. 3.15%, 06/15/2026	U.S.$	519	512,089
Foundry JV Holdco LLC 5.90%, 01/25/2033(a)		6,027	6,249,401
6.10%, 01/25/2036(a)		300	310,719
6.15%, 01/25/2032(a)		1,156	1,215,498
6.25%, 01/25/2035(a)		3,565	3,742,766
Foxconn Far East Ltd. Series E 2.50%, 10/28/2030(a)		200	180,493
Hewlett Packard Enterprise Co. 4.45%, 09/25/2026		139	139,230
6.35%, 10/15/2045(e)		647	663,523
Honeywell International, Inc. Series 4Y 3.50%, 05/17/2027	EUR	8,594	10,334,117
1.10%, 03/01/2027	U.S.$	706	672,147
1.75%, 09/01/2031		763	651,206
2.50%, 11/01/2026		433	423,434
3.375%, 03/01/2030	EUR	100	120,166
3.75%, 03/01/2036		100	117,146
4.125%, 11/02/2034		234	287,754
HP, Inc. 2.65%, 06/17/2031	U.S.$	714	630,694
3.00%, 06/17/2027		331	323,082
4.75%, 01/15/2028		258	261,002
5.40%, 04/25/2030		125	128,368
6.10%, 04/25/2035		125	129,377
IBM International Capital Pte. Ltd. 4.60%, 02/05/2027		101	101,566
5.30%, 02/05/2054		129	120,142
Intel Corp. 3.75%, 03/25/2027		407	402,855
International Business Machines Corp. 1.70%, 05/15/2027		653	624,376
1.75%, 01/31/2031	EUR	509	559,647
2.20%, 02/09/2027	U.S.$	100	96,981
3.50%, 05/15/2029		100	97,180

	Principal Amount (000)		U.S. $ Value

3.625%, 02/06/2031	EUR	240	$290,459
4.00%, 06/20/2042	U.S.$	178	147,416
4.15%, 07/27/2027		276	276,078
4.25%, 05/15/2049		100	80,563
4.90%, 07/27/2052		284	251,611
5.10%, 02/06/2053		100	91,021
5.20%, 02/10/2035		136	137,961
5.70%, 02/10/2055		136	134,489
Intuit, Inc. 1.35%, 07/15/2027		400	379,208
5.50%, 09/15/2053		178	176,577
Keysight Technologies, Inc. 5.35%, 07/30/2030		135	139,248
KLA Corp. 4.95%, 07/15/2052		119	108,310
Lam Research Corp. 4.875%, 03/15/2049		277	252,389
Leidos, Inc. 4.375%, 05/15/2030		656	646,913
Lenovo Group Ltd. 3.42%, 11/02/2030(a)		818	761,558
Marvell Technology, Inc. 4.75%, 07/15/2030		55	55,250
Micron Technology, Inc. 6.05%, 11/01/2035		129	134,924
Open Text Corp. 6.90%, 12/01/2027(a)		610	632,081
Oracle Corp. 2.80%, 04/01/2027		653	636,471
4.10%, 03/25/2061		362	261,165
4.80%, 08/03/2028		678	689,049
5.25%, 02/03/2032		56	57,454
6.00%, 08/03/2055		678	676,940
6.125%, 08/03/2065		136	136,026
6.50%, 04/15/2038		382	415,258
6.90%, 11/09/2052		287	319,130
QUALCOMM, Inc. 6.00%, 05/20/2053		23	24,188
Renesas Electronics Corp. 2.17%, 11/25/2026(a)		877	847,640
Salesforce, Inc. 2.70%, 07/15/2041		494	354,973
SAP SE 1.625%, 03/10/2031(a)	EUR	100	110,620
ServiceNow, Inc. 1.40%, 09/01/2030	U.S.$	752	651,501
SK Hynix, Inc. 2.375%, 01/19/2031(a)		260	229,702
TD SYNNEX Corp. 1.75%, 08/09/2026		249	240,865
Teleperformance SE Series E 3.75%, 06/24/2029(a)	EUR	400	480,450
Texas Instruments, Inc. 4.50%, 05/23/2030	U.S.$	55	55,613
5.10%, 05/23/2035		55	56,026
TSMC Global Ltd. 1.375%, 09/28/2030(a)		540	464,481
2.25%, 04/23/2031(a)		790	702,760
VMware LLC 1.40%, 08/15/2026		684	661,803
1.80%, 08/15/2028		31	28,679
3.90%, 08/21/2027		642	636,776
Workday, Inc. 3.50%, 04/01/2027		265	261,664

			92,382,880

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.2%
Alaska Airlines 2020-1 Class A Pass Through Trust 4.80%, 08/15/2027(a)	U.S.$	496	$495,469
AS Mileage Plan IP Ltd. 5.02%, 10/20/2029(a)		7,622	7,544,841
5.31%, 10/20/2031(a)		173	171,544
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		47	47,178
4.75%, 10/20/2028(a)		681	682,404
easyJet PLC Series E 3.75%, 03/20/2031(a)	EUR	100	119,959
United Airlines 2020-1 Class A Pass Through Trust Series 20-1 5.875%, 10/15/2027	U.S.$	623	634,597
United Airlines, Inc. 4.375%, 04/15/2026(a)		2,341	2,324,359

			12,020,351

Transportation - Railroads – 0.3%
Canadian National Railway Co. 3.60%, 08/01/2047	CAD	355	220,957
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	381	357,982
5.875%, 07/05/2034(a)		227	229,839
MTR Corp., Ltd. Series E 2.75%, 09/20/2034(a)	CNH	76,620	11,024,846
3.05%, 09/20/2054(a)		40,000	5,755,597

			17,589,221

Transportation - Services – 0.2%
Abertis Infraestructuras SA Series E 3.375%, 11/27/2026(a)	GBP	100	134,399
Adani Ports & Special Economic Zone Ltd. 3.83%, 02/02/2032(a)	U.S.$	290	247,950
Aeroporti di Roma SpA Series E 4.875%, 07/10/2033(a)	EUR	199	251,414
Autostrade per l’Italia SpA 2.00%, 12/04/2028(a)		170	194,672
DSV Finance BV Series E 3.25%, 11/06/2030(a)		100	118,597
ENA Master Trust 4.00%, 05/19/2048(a)	U.S.$	1,716	1,241,423
Heathrow Funding Ltd. 6.45%, 12/10/2031(a)	GBP	2,905	4,261,901
Series E 1.875%, 03/14/2034(a)	EUR	298	301,909
3.875%, 01/16/2036(a)		373	433,419
HPHT Finance 21 Ltd. 2.00%, 03/19/2026(a)	U.S.$	250	245,377
International Distribution Services PLC 1.25%, 10/08/2026(a)	EUR	146	168,867
Motability Operations Group PLC Series E 3.875%, 01/24/2034(a)		244	291,527
4.25%, 06/17/2035(a)		361	440,114
4.875%, 01/17/2043(a)	GBP	100	119,573
Ryder System, Inc. 4.85%, 06/15/2030	U.S.$	129	130,190
5.00%, 03/15/2030		287	290,975
Sats Treasury Pte. Ltd. Series G 4.83%, 01/23/2029(a)		200	203,352

	Principal Amount (000)		U.S. $ Value

Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd. 5.90%, 02/28/2034(a)	U.S.$	290	$ 296,656

			9,372,315

			608,765,774

Utility – 2.3%
Electric – 1.3%
Abu Dhabi National Energy Co. PJSC 4.75%, 03/09/2037(a)		200	191,126
4.875%, 04/23/2030(a)		420	427,350
Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(a)		490	437,325
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		8,086	7,964,710
AEP Transmission Co. LLC 5.15%, 04/01/2034		283	286,418
5.375%, 06/15/2035		190	194,094
AES Andes SA 6.25%, 03/14/2032(a)		200	204,600
6.30%, 03/15/2029(a)		200	204,691
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		612	556,506
Alexander Funding Trust II 7.47%, 07/31/2028(a)		2,863	3,061,258
Ameren Illinois Co. 5.625%, 03/01/2055		54	53,429
American Electric Power Co., Inc. 6.95%, 12/15/2054		148	154,676
Black Hills Corp. 5.95%, 03/15/2028		2	2,072
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		29	29,134
5.05%, 03/01/2035		319	318,868
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(f)		201	175,971
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		297	305,530
Commonwealth Edison Co. Series 132 3.15%, 03/15/2032		340	309,749
Consolidated Edison Co. of New York, Inc. 4.50%, 05/15/2058		102	82,840
Consorcio Transmantaro SA 5.20%, 04/11/2038(a)		460	436,310
Dominion Energy, Inc. 5.45%, 03/15/2035		138	139,223
Duke Energy Carolinas LLC 5.25%, 03/15/2035		397	405,798
Duke Energy Corp. 3.10%, 06/15/2028	EUR	241	285,715
3.75%, 04/01/2031		570	681,054
5.80%, 06/15/2054	U.S.$	52	50,855
Duke Energy Ohio, Inc. 4.30%, 02/01/2049		130	104,510
5.30%, 06/15/2035		305	309,786
5.55%, 03/15/2054		131	128,007
E.ON SE Series E 0.75%, 02/20/2028(a)	EUR	390	438,843
EDP Servicios Financieros Espana SA Series E 3.50%, 07/16/2030(a)		2,567	3,082,872
3.50%, 07/21/2031(a)		11,600	13,853,131
Electricite de France SA Series E 6.00%, 01/29/2026(a) (c)	GBP	500	687,183
Series MPLE 5.99%, 05/23/2030(a)	CAD	4,109	3,271,232
Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(a)	U.S.$	220	205,960

	Principal Amount (000)		U.S. $ Value

Enel Finance International NV 3.625%, 05/25/2027(a)	U.S.$	410	$404,713
4.75%, 05/25/2047(a)		319	266,978
6.00%, 10/07/2039(a)		236	241,525
7.75%, 10/14/2052(a)		200	238,472
Series E 0.875%, 01/17/2031(a)	EUR	453	474,164
Engie Energia Chile SA 3.40%, 01/28/2030(a)	U.S.$	250	230,750
6.375%, 04/17/2034(a)		485	500,035
Engie SA 1.50%, 05/30/2028(a) (c)	EUR	100	110,947
Series E 2.125%, 03/30/2032(a)		200	219,785
Entergy Louisiana LLC 5.70%, 03/15/2054	U.S.$	130	128,292
5.80%, 03/15/2055		298	298,312
Entergy Mississippi LLC 5.80%, 04/15/2055		450	451,132
Entergy Texas, Inc. 5.55%, 09/15/2054		116	110,789
Florida Power & Light Co. 4.125%, 06/01/2048		125	101,276
5.30%, 06/15/2034		138	142,279
5.30%, 04/01/2053		130	124,391
Iberdrola Finanzas SA 5.38%, 11/28/2030(a)	AUD	1,700	1,152,914
Iberdrola International BV Series NC8 2.25%, 01/28/2029(a) (c)	EUR	200	223,628
Israel Electric Corp., Ltd. Series G 3.75%, 02/22/2032(a)	U.S.$	290	258,306
4.25%, 08/14/2028(a)		3,001	2,911,690
Kallpa Generacion SA 5.875%, 01/30/2032(a)		330	336,986
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		490	490,392
5.875%, 04/02/2035(a)		390	386,927
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		574	584,541
Minejesa Capital BV 4.625%, 08/10/2030(a)		1,018	995,414
National Grid Electricity Transmission PLC Series E 5.27%, 01/18/2043(a)	GBP	100	124,485
National Grid PLC Series E 0.55%, 09/18/2029(a)	EUR	3,731	3,979,561
3.245%, 03/30/2034(a)		112	127,675
Nevada Power Co. Series GG 5.90%, 05/01/2053	U.S.$	385	383,700
NextEra Energy Capital Holdings, Inc. 4.80%, 12/01/2077		290	277,181
Niagara Energy SAC 5.75%, 10/03/2034(a)		390	385,369
Niagara Mohawk Power Corp. 4.65%, 10/03/2030(a)		194	194,000
5.29%, 01/17/2034(a)		7,216	7,193,951
6.00%, 07/03/2055(a)		56	56,000
Ohio Edison Co. 4.95%, 12/15/2029(a)		98	99,347
Oklahoma Gas & Electric Co. 5.80%, 04/01/2055		51	50,891
Oncor Electric Delivery Co. LLC 3.625%, 06/15/2034(a)	EUR	589	692,757
5.35%, 04/01/2035(a)	U.S.$	90	91,779
5.55%, 06/15/2054		132	127,846
5.80%, 04/01/2055(a)		129	129,523

	Principal Amount (000)		U.S. $ Value

Pacific Gas & Electric Co. 3.30%, 12/01/2027	U.S.$	665	$643,297
3.95%, 12/01/2047		867	610,419
4.00%, 12/01/2046		940	672,349
PacifiCorp 4.15%, 02/15/2050		390	297,501
5.10%, 02/15/2029		23	23,470
6.35%, 07/15/2038		110	117,103
Public Service Co. of Colorado 5.35%, 05/15/2034		301	305,461
Public Service Co. of New Hampshire 4.40%, 07/01/2028		54	54,306
Public Service Co. of Oklahoma 5.20%, 01/15/2035		353	353,006
5.45%, 01/15/2036		55	55,402
Public Service Electric & Gas Co. Series Q 5.50%, 03/01/2055		287	283,645
Puget Sound Energy, Inc. 5.685%, 06/15/2054		131	128,521
RH International Singapore Corp. Pte. Ltd. Series E 4.50%, 03/27/2028(a)		200	196,164
RWE AG Series E 1.00%, 11/26/2033(a)	EUR	346	334,323
San Diego Gas & Electric Co. 5.40%, 04/15/2035	U.S.$	533	544,340
Sierra Pacific Power Co. 5.90%, 03/15/2054		178	178,552
Southern California Edison Co. 4.875%, 02/01/2027		636	639,611
5.25%, 03/15/2030		87	87,818
5.70%, 03/01/2053		120	107,884
5.875%, 12/01/2053		617	563,524
5.90%, 03/01/2055		367	335,781
SSE PLC Series E 8.375%, 11/20/2028(a)	GBP	3,585	5,494,814
TenneT Holding BV 2.37%, 07/22/2025(a) (c)	EUR	125	147,184
TNB Global Ventures Capital Bhd 4.85%, 11/01/2028(a)	U.S.$	430	435,590
Virginia Electric & Power Co. 5.55%, 08/15/2054		135	130,538
5.65%, 03/15/2055		508	500,649
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		71	71,361
6.95%, 10/15/2033(a)		693	761,810
Xcel Energy, Inc. 4.75%, 03/21/2028		641	647,373
5.60%, 04/15/2035		54	55,094

			79,116,419

Natural Gas – 0.4%
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	13,144	13,854,004
3.75%, 04/16/2033(a)		266	315,003
5.75%, 03/14/2034(a)	GBP	100	139,406
Centrica PLC Series E 4.375%, 03/13/2029(a)		120	162,948
Grupo Energia Bogota SA ESP 7.85%, 11/09/2033(a)	U.S.$	200	222,056
National Grid North America, Inc. Series E 1.05%, 01/20/2031(a)	EUR	804	841,788
3.25%, 11/25/2029(a)		1,664	1,976,068
3.63%, 09/03/2031(a)		2,987	3,581,011

	Principal Amount (000)		U.S. $ Value

4.15%, 09/12/2027(a)	EUR	187	$227,289
4.67%, 09/12/2033(a)		269	338,916
NorteGas Energia Distribucion SA Series E 2.065%, 09/28/2027(a)		269	310,872
Southern California Gas Co. 6.00%, 06/15/2055	U.S.$	353	359,787
Southern Gas Networks PLC Series E 3.50%, 10/16/2030(a)	EUR	558	660,750

			22,989,898

Other Utility – 0.6%
Anglian Water Services Financing PLC Series A5 6.29%, 07/30/2030(a)	GBP	1,990	2,841,919
Series E 2.75%, 10/26/2029(a)		100	124,489
4.50%, 10/05/2027(a)		100	135,481
Series G 5.875%, 06/20/2031(a)		4,002	5,611,934
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)	U.S.$	435	448,594
Suez SACA Series E 2.375%, 05/24/2030(a)	EUR	14,400	16,419,305
5.00%, 11/03/2032(a)		200	256,179
United Utilities Water Finance PLC Series E 3.50%, 02/27/2033(a)		2,870	3,354,470
Veolia Environnement SA Series E 1.625%, 09/17/2030(a)		1,200	1,319,999
1.94%, 01/07/2030(a)		3,100	3,505,094
2.97%, 01/10/2031(a)		1,800	2,101,210
Yorkshire Water Finance PLC 1.75%, 11/26/2026(a)	GBP	100	130,911

			36,249,585

			138,355,902

Total Corporates - Investment Grade (cost $1,352,051,583)			1,413,851,695

MORTGAGE PASS-THROUGHS – 15.0%
Agency Fixed Rate 30-Year – 15.0%
Federal National Mortgage Association Series 2005 5.50%, 02/01/2035	U.S.$	4	4,630
Series 2007 5.50%, 09/01/2036		3	2,947
5.50%, 08/01/2037		3	3,278
Series 2008 5.50%, 03/01/2037		1	1,436
Series 2017 3.50%, 06/01/2047		10	8,978
3.50%, 08/01/2047		16	14,800
3.50%, 10/01/2047		120	109,968
3.50%, 01/01/2048		6	5,523
Series 2018 3.50%, 01/01/2048		4	3,738
3.50%, 02/01/2048		128	117,376
3.50%, 03/01/2048		3,178	2,921,576
3.50%, 05/01/2048		11	10,323
Government National Mortgage Association Series 2022 5.00%, 11/20/2052		32,655	32,247,596
Series 2025 2.50%, 07/01/2055, TBA		77,474	65,842,930
3.00%, 07/01/2055, TBA		86,646	76,565,160

	Principal Amount (000)		U.S. $ Value

4.00%, 07/01/2055, TBA	U.S.$	17,468	$16,233,715
4.50%, 07/01/2055, TBA		59,703	57,121,617
5.00%, 07/01/2055, TBA		178,922	175,689,185
5.50%, 07/01/2055, TBA		243,045	243,286,330
6.00%, 07/01/2055, TBA		33,278	33,744,114
Uniform Mortgage-Backed Security Series 2025 2.00%, 07/01/2055, TBA		40,772	32,261,054
2.50%, 07/01/2055, TBA		64,938	53,835,096
5.50%, 07/01/2055, TBA		26,750	26,739,538
6.00%, 07/01/2055, TBA		53,685	54,550,894
6.50%, 07/01/2055, TBA		9,793	10,107,861

Total Mortgage Pass-Throughs (cost $873,453,473)			881,429,663

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.7%
Risk Share Floating Rate – 2.7%
Connecticut Avenue Securities Series 2025-R01, Class 1M1 5.41% (CME Term SOFR + 1.10%), 01/25/2045(a) (d)		4,330	4,332,547
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 5.855% (CME Term SOFR + 1.55%), 10/25/2041(a) (d)		572	574,230
Series 2022-R06, Class 1M1 7.055% (CME Term SOFR + 2.75%), 05/25/2042(a) (d)		3,882	3,972,796
Series 2022-R08, Class 1M1 6.855% (CME Term SOFR + 2.55%), 07/25/2042(a) (d)		8,220	8,403,370
Series 2023-R03, Class 2M2 8.205% (CME Term SOFR + 3.90%), 04/25/2043(a) (d)		1,202	1,278,255
Series 2023-R04, Class 1M1 6.61% (CME Term SOFR + 2.30%), 05/25/2043(a) (d)		4,589	4,685,571
Series 2023-R05, Class 1M1 6.21% (CME Term SOFR + 1.90%), 06/25/2043(a) (d)		3,779	3,816,368
Series 2024-R04, Class 1M1 5.405% (CME Term SOFR + 1.10%), 05/25/2044(a) (d)		3,879	3,877,589
Series 2024-R06, Class 1M1 5.355% (CME Term SOFR + 1.05%), 09/25/2044(a) (d)		1,666	1,666,080
Series 2025-R02, Class 1A1 5.31% (CME Term SOFR + 1.00%), 02/25/2045(a) (d)		2,740	2,742,826
Series 2025-R03, Class 2A1 5.755% (CME Term SOFR + 1.45%), 03/25/2045(a) (d)		2,281	2,294,843
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 5.955% (CME Term SOFR + 1.65%), 01/25/2034(a) (d)		2,377	2,387,032
Series 2021-DNA6, Class M2 5.805% (CME Term SOFR + 1.50%), 10/25/2041(a) (d)		14,142	14,195,854
Series 2021-DNA7, Class M1 5.155% (CME Term SOFR + 0.85%), 11/25/2041(a) (d)		255	254,819
Series 2021-DNA7, Class M2 6.105% (CME Term SOFR + 1.80%), 11/25/2041(a) (d)		13,277	13,371,944
Series 2021-HQA4, Class M1 5.255% (CME Term SOFR + 0.95%), 12/25/2041(a) (d)		10,332	10,312,307

		Principal Amount (000)	U.S. $ Value

Series 2021-HQA4, Class M2 6.655% (CME Term SOFR + 2.35%), 12/25/2041(a) (d)	U.S.$	6,919	$6,996,419
Series 2022-DNA3, Class M2 8.655% (CME Term SOFR + 4.35%), 04/25/2042(a) (d)		4,004	4,214,687
Series 2023-DNA1, Class M1A 6.41% (CME Term SOFR + 2.10%), 03/25/2043(a) (d)		9,915	10,060,422
Series 2023-DNA2, Class M1A 6.41% (CME Term SOFR + 2.10%), 04/25/2043(a) (d)		9,030	9,171,204
Series 2023-DNA2, Class M1B 7.56% (CME Term SOFR + 3.25%), 04/25/2043(a) (d)		2,664	2,791,225
Series 2024-DNA2, Class A1 5.555% (CME Term SOFR + 1.25%), 05/25/2044(a) (d)		1,935	1,942,929
Series 2024-DNA2, Class M1 5.505% (CME Term SOFR + 1.20%), 05/25/2044(a) (d)		4,563	4,569,631
Series 2024-DNA3, Class M1 5.305% (CME Term SOFR + 1.00%), 10/25/2044(a) (d)		1,341	1,340,357
Series 2024-HQA2, Class M1 5.505% (CME Term SOFR + 1.20%), 08/25/2044(a) (d)		8,393	8,397,937
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2023-HQA2 Series 2023-HQA2, Class M1B 7.655% (CME Term SOFR + 3.35%), 06/25/2043(a) (d)		6,000	6,249,052
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA1 Series 2025-DNA1, Class A1 5.255% (CME Term SOFR + 0.95%), 01/25/2045(a) (d)		5,177	5,176,207
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA2 Series 2025-DNA2, Class A1 5.405% (CME Term SOFR + 1.10%), 05/25/2045(a) (d)		2,378	2,381,720
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-Hqa1 Series 2025-HQA1, Class A1 5.255% (CME Term SOFR + 0.95%), 02/25/2045(a) (d)		4,268	4,260,909
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M2 9.42% (CME Term SOFR + 5.11%), 07/25/2025(d)		201	201,322
Series 2015-C04, Class 1M2 10.12% (CME Term SOFR + 5.81%), 04/25/2028(d)		668	678,149
Series 2016-C01, Class 2M2 11.37% (CME Term SOFR + 7.06%), 08/25/2028(d)		240	247,014
Series 2016-C02, Class 1M2 10.42% (CME Term SOFR + 6.11%), 09/25/2028(d)		455	464,016
Series 2021-R02, Class 2M2 6.305% (CME Term SOFR + 2.00%), 11/25/2041(a) (d)		7,315	7,365,174
Home RE Ltd. Series 2023-1, Class M1A 6.455% (CME Term SOFR + 2.15%), 10/25/2033(a) (d)		119	119,145

		Principal Amount (000)	U.S. $ Value

JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 9.92% (CME Term SOFR + 5.61%), 10/25/2025(a) (d)	U.S.$	1,223	$1,264,884

			156,058,834

Non-Agency Fixed Rate – 0.9%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036(d)		1,187	583,608
Series 2006-26CB, Class A6 6.25%, 09/25/2036		109	51,518
Series 2006-26CB, Class A8 6.25%, 09/25/2036		408	192,451
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		553	374,347
Series 2007-15CB, Class A19 5.75%, 07/25/2037		236	134,814
Angel Oak Mortgage Trust Series 2025-4, Class A1 5.855%, 04/25/2070(a)		4,134	4,165,225
Series 2025-6, Class A1 5.515%, 04/25/2070(a)		7,589	7,592,015
BRAVO Residential Funding Trust Series 2025-NQM5, Class A1 5.50%, 02/25/2065(a)		2,289	2,295,089
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.86%, 09/25/2047		191	172,259
Series 2007-3, Class A30 5.75%, 04/25/2037		760	332,458
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.74%, 03/25/2037		102	86,729
COLT Mortgage Loan Trust Series 2025-5, Class A1 5.54%, 05/25/2070(a)		5,351	5,369,002
Cross Mortgage Trust Series 2025-H4, Class A1 5.60%, 06/25/2070(a)		6,366	6,390,562
GCAT Trust Series 2025-NQM2, Class A1 5.60%, 04/25/2070(a)		5,100	5,121,445
OBX Trust Series 2025-NQM8, Class A1 5.47%, 03/25/2065(a)		4,040	4,053,823
Series 2025-NQM10, Class A1 5.45%, 05/25/2065(a)		10,766	10,792,104
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		373	328,289
Verus Securitization Trust Series 2025-5, Class A1 5.43%, 06/25/2070(a)		5,052	5,072,989
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.68%, 12/28/2037		546	496,024

			53,604,751

Non-Agency Floating Rate – 0.1%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10 4.68% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(d)		527	121,885

		Principal Amount (000)	U.S. $ Value

Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53%, 05/25/2070(a)	U.S.$	4,975	$4,992,303

			5,114,188

Total Collateralized Mortgage Obligations (cost $215,408,795)			214,777,773

COLLATERALIZED LOAN OBLIGATIONS – 3.3%
CLO - Floating Rate – 3.3%
AGL CLO 16 Ltd. Series 2021-16A, Class AR 5.22% (CME Term SOFR 3 Month + 0.95%), 01/20/2035(a) (d)		5,410	5,387,240
Series 2021-16A, Class BR 5.67% (CME Term SOFR 3 Month + 1.40%), 01/20/2035(a) (d)		6,310	6,312,612
AIMCO CLO Series 2015-AA, Class AR3 5.53% (CME Term SOFR 3 Month + 1.25%), 10/17/2034(a) (d)		8,010	8,016,256
Allegro CLO XI Ltd. Series 2019-2A, Class BR 6.17% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a) (d)		11,755	11,764,481
Apidos CLO XXXII Series 2019-32A, Class A1R 5.37% (CME Term SOFR 3 Month + 1.10%), 01/20/2033(a) (d)		7,936	7,934,045
Series 2019-32A, Class B1R 5.77% (CME Term SOFR 3 Month + 1.50%), 01/20/2033(a) (d)		980	978,687
Apidos CLO XXXV Series 2021-35A, Class A 5.58% (CME Term SOFR 3 Month + 1.31%), 04/20/2034(a) (d)		5,030	5,033,838
Bain Capital Credit CLO Ltd. Series 2020-1A, Class BR 6.07% (CME Term SOFR 3 Month + 1.80%), 04/18/2033(a) (d)		6,802	6,806,371
Betony CLO 2 Ltd. Series 2018-1A, Class A1 5.62% (CME Term SOFR 3 Month + 1.34%), 04/30/2031(a) (d)		757	757,859
Chenango Park CLO Ltd. Series 2018-1A, Class BR 6.06% (CME Term SOFR 3 Month + 1.80%), 04/15/2030(a) (d)		1,561	1,564,141
Clover CLO LLC Series 2021-3A, Class BR 5.73% (CME Term SOFR 3 Month + 1.45%), 01/25/2035(a) (d)		10,031	10,045,127
Dryden 113 CLO Ltd. Series 2022-113A, Class AR2 5.51% (CME Term SOFR 3 Month + 1.25%), 10/15/2037(a) (d)		19,750	19,763,390
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 5.61% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a) (d)		5,000	5,000,000
Series 2022-2A, Class A1R 5.45% (CME Term SOFR 3 Month + 1.15%), 04/22/2035(a) (d)		4,900	4,900,000
Invesco CLO Ltd. Series 2021-1A, Class A1 5.52% (CME Term SOFR 3 Month + 1.26%), 04/15/2034(a) (d)		5,500	5,513,057
Kings Park CLO Ltd. Series 2021-1A, Class A 5.66% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a) (d)		5,450	5,451,526

		Principal Amount (000)	U.S. $ Value

Magnetite XIX Ltd. Series 2017-19A, Class B1RR 5.73% (CME Term SOFR 3 Month + 1.45%), 04/17/2034(a) (d)	U.S.$	5,996	$5,993,040
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class AR 5.21% (CME Term SOFR 3 Month + 0.95%), 07/16/2035(a) (d)		5,063	5,047,875
Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class BR 5.77% (CME Term SOFR 3 Month + 1.50%), 01/20/2037(a) (d)		5,005	5,006,792
OCP CLO Ltd. Series 2021-23A, Class BR 5.83% (CME Term SOFR 3 Month + 1.55%), 01/17/2037(a) (d)		10,815	10,787,962
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 5.77% (CME Term SOFR 3 Month + 1.44%), 11/18/2031(a) (d)		3,681	3,683,332
OZLM XVIII Ltd. Series 2018-18A, Class A 5.54% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a) (d)		3,895	3,896,219
Peace Park CLO Ltd. Series 2021-1A, Class A 5.66% (CME Term SOFR 3 Month + 1.39%), 10/20/2034(a) (d)		4,620	4,622,693
Series 2021-1A, Class B1 6.13% (CME Term SOFR 3 Month + 1.86%), 10/20/2034(a) (d)		3,667	3,670,234
Pikes Peak CLO 15 2023 Ltd. Series 2023-15A, Class A1 6.02% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a) (d)		4,990	5,002,517
Pikes Peak CLO 6 Series 2020-6A, Class ARR 5.26% (CME Term SOFR 3 Month + 0.94%), 05/18/2034(a) (d)		4,899	4,891,248
Series 2020-6A, Class BRR 5.77% (CME Term SOFR 3 Month + 1.45%), 05/18/2034(a) (d)		2,286	2,278,147
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.69% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (d)		4,750	4,756,166
Regatta XVI Funding Ltd. Series 2019-2A, Class A2R 5.71% (CME Term SOFR 3 Month + 1.45%), 01/15/2033(a) (d)		4,500	4,498,493
Rockford Tower CLO Ltd. Series 2018-2A, Class A 5.69% (CME Term SOFR 3 Month + 1.42%), 10/20/2031(a) (d)		3,953	3,954,895
Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 6.21% (CME Term SOFR 3 Month + 1.93%), 11/29/2036(a) (d)		10,514	10,552,616
VERDE CLO Ltd. Series 2019-1A, Class ARR 5.37% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (d)		3,853	3,852,281
Voya CLO Ltd. Series 2018-3A, Class BR2 6.06% (CME Term SOFR 3 Month + 1.80%), 10/15/2031(a) (d)		4,534	4,537,027

Total Collateralized Loan Obligations (cost $191,912,310)			192,260,167

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.8%
Non-Agency Floating Rate CMBS – 2.5%
ALA Trust Series 2025-OANA, Class A 6.04% (CME Term SOFR 1 Month + 1.74%), 06/15/2040(a) (d)	U.S.$	8,761	$8,807,686
BAMLL Trust Series 2025-ASHF, Class A 6.16% (CME Term SOFR 1 Month + 1.85%), 02/15/2042(a) (d)		17,283	17,295,162
BFLD Mortgage Trust Series 2021-FPM, Class A 6.03% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(a) (d)		2,950	2,950,000
BHMS Series 2018-ATLS, Class A 5.86% (CME Term SOFR 1 Month + 1.55%), 07/15/2035(a) (d)		7,358	7,353,694
BOCA Commercial Mortgage Trust Series 2024-BOCA, Class A 6.23% (CME Term SOFR 1 Month + 1.92%), 08/15/2041(a) (d)		2,000	2,005,000
BX Commercial Mortgage Trust Series 2024-AIR2, Class A 5.80% (CME Term SOFR 1 Month + 1.49%), 10/15/2041(a) (d)		2,360	2,363,998
BX Trust Series 2025-GW, Class A 5.90% (CME Term SOFR 1 Month + 1.60%), 07/15/2042(a) (d)		5,057	5,066,491
Great Wolf Trust Series 2024-WLF2, Class A 6.00% (CME Term SOFR 1 Month + 1.69%), 05/15/2041(a) (d)		2,316	2,321,069
Series 2024-WOLF, Class A 5.85% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (d)		16,019	16,044,030
Hawaii Hotel Trust Series 2025-MAUI, Class A 5.705% (CME Term SOFR 1 Month + 1.39%), 03/15/2042(a) (d)		8,158	8,162,333
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 5.85% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a) (d)		4,181	4,183,613
KIND Trust Series 2021-KIND, Class A 5.38% (CME Term SOFR 1 Month + 1.06%), 08/15/2038(a) (d)		3,015	2,980,912
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.89% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (d)		10,690	10,171,360
Series 2022-JERI, Class A 5.86% (CME Term SOFR 1 Month + 1.55%), 01/15/2039(a) (d)		8,113	7,265,905
NJ Trust Series 2023-GSP, Class A 6.70%, 01/06/2029(a)		6,238	6,560,578
NRTH Mortgage Trust Series 2024-PARK, Class A 5.95% (CME Term SOFR 1 Month + 1.64%), 03/15/2039(a) (d)		14,214	14,222,860
ORL Trust Series 2024-GLKS, Class A 5.80% (CME Term SOFR 1 Month + 1.49%), 12/15/2039(a) (d)		7,925	7,922,242

		Principal Amount (000)	U.S. $ Value

SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.755% (CME Term SOFR 1 Month + 1.44%), 02/15/2042(a) (d)	U.S.$	15,630	$15,499,353
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 6.00% (CME Term SOFR 1 Month + 1.69%), 08/15/2041(a) (d)		4,555	4,532,153

			145,708,439

Non-Agency Fixed Rate CMBS – 0.3%
225 Liberty Street Trust Series 2016-225L, Class E 4.80%, 02/10/2036(a)		9,098	7,915,234
BAHA Trust Series 2024-MAR, Class A 6.17%, 12/10/2041(a) (d)		5,000	5,176,185
Commercial Mortgage Trust Series 2012-CR3, Class D 4.29%, 10/15/2045(a)		2,322	1,845,967
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.04%, 01/15/2041(a)		1,329	1,361,489
WB Commercial Mortgage Trust Series 2024-HQ, Class A 6.13%, 03/15/2040(a)		4,000	4,011,738

			20,310,613

Total Commercial Mortgage-Backed Securities (cost $167,843,173)			166,019,052

ASSET-BACKED SECURITIES – 2.7%
Other ABS - Fixed Rate – 1.6%
Accelerated LLC Series 2024-1A, Class A 4.68%, 08/22/2044(a)		6,017	6,041,850
Affirm Asset Securitization Trust Series 2024-B, Class A 4.62%, 09/15/2029(a)		4,022	4,024,979
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2 6.09%, 12/20/2029(a)		1,949	1,968,199
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		1,719	1,722,016
Series 2023-B, Class A 6.92%, 12/17/2036(a)		1,179	1,232,543
Series 2025-1CON, Class A 4.82%, 04/17/2036(a)		5,628	5,650,185
CCG Receivables Trust Series 2024-1, Class A2 4.99%, 03/15/2032(a)		5,133	5,161,032
Series 2025-1, Class B 4.69%, 10/14/2032(a)		1,283	1,286,995
Clarus Capital Funding LLC Series 2024-1A, Class A2 4.71%, 08/20/2032(a)		9,036	9,044,504
Series 2024-1A, Class B 4.79%, 08/20/2032(a)		261	261,010
Crossroads Asset Trust Series 2024-A, Class A2 5.90%, 08/20/2030(a)		6,076	6,143,319
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		1,890	1,896,843
Series 2023-2, Class A2 6.56%, 05/15/2034(a)		1,862	1,876,405
Hilton Grand Vacations Trust Series 2025-1A, Class A 4.88%, 05/27/2042(a)		1,003	1,012,104

		Principal Amount (000)	U.S. $ Value

HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)	U.S.$	2,389	$2,416,926
Lendmark Funding Trust Series 2024-2A, Class B 4.86%, 02/21/2034(a)		1,599	1,593,842
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		427	427,891
MVW LLC Series 2025-1A, Class A 4.97%, 09/22/2042(a)		5,927	5,990,685
Nelnet Student Loan Trust Series 2021-CA, Class B 2.53%, 04/20/2062(a)		8,191	7,141,161
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)		2,137	2,150,900
PEAC Solutions Receivables LLC Series 2025-1A, Class A2 4.94%, 10/20/2028(a) (d)		1,553	1,560,198
Series 2025-1A, Class B 5.20%, 07/20/2032(a) (d)		2,889	2,911,375
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		5,530	5,567,472
SCF Equipment Trust LLC Series 2025-1A, Class A3 5.11%, 11/21/2033(a)		10,770	10,946,060
Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class A 5.14%, 06/20/2041(a)		2,531	2,549,608
SoFi Consumer Loan Program Trust Series 2025-2, Class B 4.97%, 06/25/2034(a)		3,941	3,962,088

			94,540,190

Autos - Fixed Rate – 0.8%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.68%, 05/17/2032(a)		2,576	2,615,616
Series 2024-B, Class B 5.12%, 09/15/2032(a)		1,689	1,700,290
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.29%, 07/26/2032(a)		2,928	2,976,021
Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91%, 09/25/2029(a)		8,260	8,286,439
Hyundai Auto Lease Securitization Trust Series 2025-A, Class B 5.15%, 06/15/2029(a)		8,465	8,555,305
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		2,367	2,384,090
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		200	199,763
Securitized Term Auto Receivables Trust Series 2025-A, Class B 5.04%, 07/25/2031(a)		3,551	3,559,813
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class B 4.74%, 04/20/2029(a)		5,305	5,317,933
Tesla Auto Lease Trust Series 2024-B, Class A4 4.88%, 06/20/2028(a)		3,521	3,540,260
Series 2024-B, Class B 5.11%, 08/21/2028(a)		8,017	8,039,137

		Principal Amount (000)	U.S. $ Value

Wheels Fleet Lease Funding 1 LLC Series 2023-2A, Class A 6.46%, 08/18/2038(a)	U.S.$	2,643	$2,678,036

			49,852,703

Other ABS - Floating Rate – 0.3%
Capital Street Master Trust Series 2024-1, Class A 5.65% (CME Term SOFR + 1.35%), 10/16/2028(a) (d)		3,929	3,926,451
PFS Financing Corp. Series 2025-C, Class A 5.25% (CME Term SOFR + 0.95%), 04/15/2029(a) (d)		4,293	4,292,981
Sotheby’s Artfi Master Trust Series 2024-1A, Class A2 5.82% (CME Term SOFR 3 Month + 1.50%), 12/22/2031(a) (d)		8,490	8,478,844

			16,698,276

Total Asset-Backed Securities (cost $161,166,598)			161,091,169

COVERED BONDS – 2.4%
Bank of Nova Scotia (The) Series E 0.01%, 12/15/2027(a)	EUR	3,220	3,586,755
BPCE SFH SA Series E 0.01%, 05/27/2030(a)		10,600	10,972,738
Caisse de Refinancement de l’Habitat SA 2.75%, 04/12/2028(a)		12,300	14,639,087
Caisse Francaise de Financement Local SA 0.01%, 02/22/2028(a)		7,100	7,856,590
Series E 3.00%, 10/02/2028(a)		1,100	1,316,832
Cie de Financement Foncier SA 2.625%, 03/05/2030(a)		2,300	2,709,034
Commonwealth Bank of Australia Series E 0.75%, 02/28/2028(a)		4,795	5,416,571
0.875%, 02/19/2029(a)		8,000	8,902,977
Credit Agricole Home Loan SFH SA 2.875%, 06/23/2028(a)		1,600	1,910,283
Series E 0.01%, 04/12/2028(a)		1,900	2,097,184
0.875%, 08/31/2027(a)		1,900	2,173,562
3.375%, 09/04/2028(a)		8,400	10,172,741
Credit Mutuel Home Loan SFH SA Series E 3.25%, 04/20/2029(a)		4,000	4,835,618
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		17,865	19,274,245
Series G 0.625%, 03/16/2027(a)		11,055	12,672,352
Nationwide Building Society 3.625%, 03/15/2028(a)		10,740	13,078,518
Series E 1.125%, 05/31/2028(a)		1,570	1,784,619
Santander UK PLC Series E 3.00%, 03/12/2029(a)		7,500	8,983,182
Westpac Banking Corp. Series E 0.01%, 09/22/2028(a)		10,098	10,992,080

Total Covered Bonds (cost $133,612,695)			143,374,968

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 1.8%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.00%, 08/15/2050	BRL	18,778	$14,168,141

United States – 1.6%
U.S. Treasury Inflation Index 1.625%, 04/15/2030	U.S.$	91,206	91,854,835

Total Inflation-Linked Securities (cost $105,047,267)			106,022,976

GOVERNMENTS - SOVEREIGN AGENCIES – 1.8%
Belgium – 0.2%
Dexia SA Series E Zero Coupon, 01/21/2028(a)	EUR	3,500	3,892,388
0.01%, 01/22/2027(a)		7,200	8,198,661

			12,091,049

Canada – 0.6%
Canada Housing Trust No. 1 3.55%, 09/15/2032(a)	CAD	37,285	27,776,912
4.25%, 03/15/2034(a)		9,605	7,444,076

			35,220,988

France – 0.5%
SNCF Reseau Series E 1.875%, 03/30/2034(a)	EUR	3,200	3,342,142
3.125%, 10/25/2028(a)		9,800	11,751,346
5.00%, 10/10/2033		9,303	12,322,631

			27,416,119

Japan – 0.4%
Development Bank of Japan, Inc. Series G 0.01%, 09/09/2025(a)		15,859	18,607,477
0.875%, 10/10/2025(a)		5,600	6,574,196
Organization for Workers’ Retirement Allowance Mutual Aid Series 38 0.01%, 03/24/2026	JPY	8,900	61,486
Series 39 0.01%, 06/30/2026		3,000	20,670
Series 44 0.005%, 09/28/2027		4,300	29,214

			25,293,043

Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a)	U.S.$	2,488	2,514,721

Total Governments - Sovereign Agencies (cost $96,342,277)			102,535,920

CORPORATES - NON-INVESTMENT GRADE – 1.7%
Industrial – 1.7%
Basic – 0.1%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	1,002	1,175,082
SNF Group SACA 3.125%, 03/15/2027(a)	U.S.$	1,664	1,613,470

			2,788,552

Capital Goods – 0.0%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		87	89,502
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	632	758,551

			848,053

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	U.S.$	88	$85,428
4.28%, 03/15/2032		3,199	2,698,091
5.14%, 03/15/2052		1,474	909,252

			3,692,771

Consumer Cyclical - Automotive – 0.3%
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		3,120	2,978,781
2.00%, 03/09/2026(a)		4,070	3,953,649
2.45%, 09/15/2028(a)		5,328	4,720,078
5.30%, 09/13/2027(a)		1,469	1,442,151
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	5,300	5,913,272

			19,007,931

Consumer Cyclical - Entertainment – 0.0%
Carnival Corp. 5.75%, 03/01/2027(a)	U.S.$	199	200,604

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		3,279	3,349,246
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		2,392	2,366,851
Travel & Leisure Co. 6.625%, 07/31/2026(a)		1,567	1,583,066

			7,299,163

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		2,221	2,162,717

Consumer Cyclical - Retailers – 0.1%
FirstCash, Inc. 4.625%, 09/01/2028(a)		2,218	2,178,055

Consumer Non-Cyclical – 0.3%
CVS Health Corp. 6.75%, 12/10/2054		662	664,969
7.00%, 03/10/2055		7,578	7,831,996
IQVIA, Inc. 5.00%, 10/15/2026(a)		1,801	1,797,490
METRO AG 4.625%, 03/07/2029(a)	EUR	527	637,840
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)	U.S.$	5,277	5,072,191
Tenet Healthcare Corp. 5.125%, 11/01/2027		2,720	2,714,595

			18,719,081

Energy – 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		303	300,900
NuStar Logistics LP 6.00%, 06/01/2026		1,576	1,582,202
Sunoco LP/Sunoco Finance Corp. 7.00%, 09/15/2028(a)		10,993	11,329,276
Venture Global Plaquemines LNG LLC 6.50%, 01/15/2034(a)		5,896	5,896,000

			19,108,378

Services – 0.1%
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		3,576	3,426,706

	Principal Amount (000)		U.S. $ Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)	U.S.$	1,686	$1,631,032

			5,057,738

Technology – 0.1%
Cedacri SpA 6.77% (EURIBOR 3 Month + 4.63%), 05/15/2028(a) (d)	EUR	2,165	2,552,444

Transportation - Airlines – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)	U.S.$	5,557	5,569,969
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		7,634	7,404,980

			12,974,949

			96,590,436

Financial Institutions – 0.0%
REITs – 0.0%
Vivion Investments SARL Series E 6.50%, 02/28/2029(a) (e) (g)	EUR	23	26,856

Total Corporates - Non-Investment Grade (cost $96,209,178)			96,617,292

SUPRANATIONALS – 1.2%
European Union Series UFA 3.375%, 10/05/2054(a)		27,216	29,234,726
4.00%, 04/04/2044(a)		33,571	41,325,669

Total Supranationals (cost $67,607,249)			70,560,395

EMERGING MARKETS - CORPORATE BONDS – 1.2%
Industrial – 0.9%
Basic – 0.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a) (h)	U.S.$	3,142	2,174,951
6.99%, 02/20/2032(a)		244	168,901
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		8,736	7,501,603
8.00%, 10/15/2034(a)		1,215	966,772
JSW Steel Ltd. 3.95%, 04/05/2027(a)		3,300	3,178,065
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		2,478	2,476,538
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		2,046	2,023,664
Stillwater Mining Co. 4.00%, 11/16/2026(a)		5,827	5,662,206
UPL Corp., Ltd. 4.625%, 06/16/2030(a)		380	343,710

			24,496,410

Capital Goods – 0.1%
Ambipar Lux SARL 10.875%, 02/05/2033(a)		7,997	7,592,477

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,475	1,456,046
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		4,122	3,875,826

			5,331,872

Energy – 0.3%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		2,768	2,767,929
Ecopetrol SA 6.875%, 04/29/2030		1,505	1,486,940

	Principal Amount (000)		U.S. $ Value

8.375%, 01/19/2036	U.S.$	1,614	$1,554,685
8.625%, 01/19/2029		4,947	5,225,912
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		5,525	4,209,605
Greenko Dutch BV 3.85%, 03/29/2026(a)		352	345,136

			15,590,207

Other Industrial – 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		1,155	1,152,546

			54,163,512

Utility – 0.3%
Electric – 0.2%
Diamond II Ltd. 7.95%, 07/28/2026(a)		5,305	5,343,593
Saavi Energia SARL 8.875%, 02/10/2035(a)		5,390	5,609,903

			10,953,496

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		5,407	5,401,038

			16,354,534

Total Emerging Markets - Corporate Bonds (cost $72,592,423)			70,518,046

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		530	492,337
5.125%, 02/02/2033(a)		211	204,459
5.95%, 01/08/2034(a)		906	922,988
6.44%, 01/26/2036(a)		520	542,620
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		370	350,068
4.70%, 05/07/2050(a)		370	296,825
Empresa Nacional del Petroleo 5.95%, 07/30/2034(a)		280	282,800

			3,092,097

China – 0.1%
Agricultural Development Bank of China 3.80%, 10/27/2030(a)	CNH	25,000	3,866,989
CNAC HK Finbridge Co., Ltd. 3.00%, 09/22/2030(a)	U.S.$	540	496,827

			4,363,816

Hong Kong – 0.5%
Airport Authority 2.10%, 03/08/2026(a) (c)		250	244,838
3.50%, 01/12/2062(a)		350	247,096
Series E 2.93%, 06/05/2034(a)	CNH	96,670	13,972,014
Hong Kong Mortgage Corp., Ltd. (The) Series E 2.60%, 10/18/2031(a)		97,500	13,784,095

			28,248,043

Indonesia – 0.0%
Pertamina Persero PT 2.30%, 02/09/2031(a)	U.S.$	570	495,188
4.15%, 02/25/2060(a)		410	286,200

	Principal Amount (000)		U.S. $ Value

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027(a)	U.S.$	460	$454,250
5.25%, 10/24/2042(a)		205	181,828

			1,417,466

Kazakhstan – 0.0%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		225	224,854
5.625%, 04/07/2030(a)		240	241,651
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026(a)		473	453,933

			920,438

Malaysia – 0.0%
Petronas Capital Ltd. 2.48%, 01/28/2032(a)		1,000	872,000
5.34%, 04/03/2035(a)		500	511,755

			1,383,755

Mexico – 0.3%
Banco Nacional de Comercio Exterior SNC/Cayman Islands 5.875%, 05/07/2030(a)		340	344,046
Comision Federal de Electricidad 3.35%, 02/09/2031(a)		200	176,200
3.875%, 07/26/2033(a)		200	169,820
4.68%, 02/09/2051(a)		220	154,000
4.69%, 05/15/2029(a)		240	233,760
6.45%, 01/24/2035(a)		390	383,604
Series E 5.00%, 09/29/2036(f)		3,054	2,717,988
Petroleos Mexicanos 6.35%, 02/12/2048		8,105	5,640,270
6.50%, 03/13/2027		5,450	5,411,850

			15,231,538

Panama – 0.0%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	166,800

Peru – 0.0%
Corp. Financiera de Desarrollo SA 5.95%, 04/30/2029(a)		230	237,705

Poland – 0.0%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		265	266,388
6.25%, 07/09/2054(a)		655	645,254

			911,642

Qatar – 0.0%
QatarEnergy 2.25%, 07/12/2031(a)		540	471,614
3.30%, 07/12/2051(a)		500	337,563

			809,177

Saudi Arabia – 0.0%
Gaci First Investment Co. 4.875%, 02/14/2035(a)		506	494,959
5.00%, 10/13/2027(a)		430	433,376
5.125%, 02/14/2053(a)		415	355,397
5.375%, 01/29/2054(a)		1,030	911,854

			2,195,586

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		7,645	7,910,205

United Arab Emirates – 0.1%
Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(a)		540	482,625
Abu Dhabi Ports Co. PJSC Series E 2.50%, 05/06/2031(a)		280	248,675

	Principal Amount (000)		U.S. $ Value

DP World Crescent Ltd. 5.50%, 05/08/2035(a)	U.S.$	390	$394,129
MDGH GMTN RSC Ltd. 3.70%, 11/07/2049(a)		520	383,339
Series G 2.50%, 06/03/2031(a)		690	612,247
3.375%, 03/28/2032(a)		260	239,525

			2,360,540

Total Quasi-Sovereigns (cost $68,847,444)			69,248,808

GOVERNMENTS - SOVEREIGN BONDS – 1.2%
Chile – 0.1%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		409	423,861
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		235	234,953
Chile Government International Bond 3.10%, 05/07/2041		825	613,800
3.50%, 01/25/2050		650	463,125
3.75%, 01/14/2032	EUR	3,435	4,116,137
5.33%, 01/05/2054	U.S.$	265	249,100

			6,100,976

Colombia – 0.2%
Colombia Government International Bond 8.00%, 11/14/2035		8,167	8,218,044

Hong Kong – 0.3%
Hong Kong Government International Bond Series G 3.15%, 07/24/2054(a)	CNH	55,000	8,558,586
3.30%, 06/07/2033(a)		36,090	5,494,231

			14,052,817

Hungary – 0.1%
Hungary Government International Bond 2.125%, 09/22/2031(a)	U.S.$	673	558,095
3.125%, 09/21/2051(a)		200	118,050
5.50%, 03/26/2036(a)		470	452,032
6.125%, 05/22/2028(a)		250	257,580
6.25%, 09/22/2032(a)		270	280,603
6.75%, 09/25/2052(a)		740	753,120
6.75%, 09/23/2055(a)		500	504,000

			2,923,480

Indonesia – 0.3%
Indonesia Government International Bond 1.00%, 07/28/2029	EUR	4,706	5,122,464
1.40%, 10/30/2031		4,290	4,469,889
2.15%, 07/28/2031	U.S.$	1,030	898,160
3.20%, 09/23/2061		640	404,160
3.375%, 07/30/2025(a)	EUR	5,279	6,231,988
3.55%, 03/31/2032	U.S.$	200	186,750
4.30%, 03/31/2052		750	611,437

			17,924,848

Israel – 0.0%
Israel Government International Bond Series 5Y 5.375%, 02/19/2030		380	388,090

Mexico – 0.0%
Mexico Government International Bond 2.66%, 05/24/2031		400	345,900
4.28%, 08/14/2041		500	384,625
5.00%, 04/27/2051		550	427,900
6.34%, 05/04/2053		248	228,036
7.375%, 05/13/2055		240	248,400

			1,634,861

	Principal Amount (000)		U.S. $ Value

Panama – 0.1%
Panama Government International Bond 3.87%, 07/23/2060	U.S.$	400	$228,000
3.875%, 03/17/2028		670	649,900
9.375%, 04/01/2029		4,885	5,502,953

			6,380,853

Peru – 0.0%
Peruvian Government International Bond 2.78%, 12/01/2060		105	56,385
3.55%, 03/10/2051		660	452,760
5.875%, 08/08/2054		120	115,872

			625,017

Philippines – 0.0%
Philippine Government International Bond 1.95%, 01/06/2032		1,660	1,408,925
3.23%, 03/29/2027		205	200,900
3.56%, 09/29/2032		205	190,394
4.20%, 03/29/2047		205	167,587

			1,967,806

Poland – 0.0%
Republic of Poland Government International Bond Series 10Y 4.875%, 10/04/2033		442	438,623
Series 30Y 5.50%, 04/04/2053		158	146,980

			585,603

Qatar – 0.0%
Qatar Government International Bond 3.75%, 04/16/2030(a)		1,110	1,084,892
4.40%, 04/16/2050(a)		200	169,025
4.82%, 03/14/2049(a)		320	286,800
4.875%, 02/27/2035(a)		240	243,921

			1,784,638

Romania – 0.1%
Romanian Government International Bond 2.875%, 04/13/2042(a)	EUR	300	219,503
3.00%, 02/14/2031(a)	U.S.$	1,130	965,585
3.625%, 03/27/2032(a)		256	219,441
5.25%, 11/25/2027(a)		694	693,132
6.625%, 02/17/2028(a)		270	278,384
7.50%, 02/10/2037(a)		640	664,243

			3,040,288

Saudi Arabia – 0.0%
KSA Sukuk Ltd. 5.27%, 10/25/2028(a)		405	415,088
Saudi Government International Bond 3.625%, 03/04/2028(a)		370	362,833
3.75%, 01/21/2055(a)		970	659,600
5.00%, 04/17/2049(a)		407	352,666
5.125%, 01/13/2028(a)		200	203,200
5.75%, 01/16/2054(a)		225	214,234

			2,207,621

Uruguay – 0.0%
Oriental Republic of Uruguay 5.25%, 09/10/2060		595	538,901
Uruguay Government International Bond 4.375%, 01/23/2031		152	152,326
5.44%, 02/14/2037		303	310,462
5.75%, 10/28/2034		220	232,320

			1,234,009

Total Governments - Sovereign Bonds (cost $69,304,666)			69,068,951

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.8%
Japan – 0.8%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	29,930	$34,034,751
2.375%, 09/08/2027(a)		9,345	11,018,503

Total Local Governments - Regional Bonds (cost $43,917,083)			45,053,254

BANK LOANS – 0.7%
Industrial – 0.7%
Capital Goods – 0.1%
Quikrete Holdings, Inc. 6.58% (CME Term SOFR 1 Month + 2.25%), 03/19/2029(i)		3,890	3,887,156

Consumer Cyclical - Other – 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 08/02/2028(j)	U.S.$	5,697	5,690,434

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 6.83% (CME Term SOFR 1 Month + 2.50%), 12/15/2027(i)		1,078	1,077,677

Consumer Non-Cyclical – 0.4%
Hertz Corp. (The) 8.04% (CME Term SOFR 3 Month + 3.50%), 06/30/2028(i)		8,900	7,376,194
Jazz Pharmaceuticals PLC 6.58% (CME Term SOFR 1 Month + 2.25%), 05/05/2028(i)		5,674	5,695,600
Opal Bidco SAS 7.54% (CME Term SOFR 3 Month + 3.25%), 04/28/2032(i)		8,079	8,106,792

			21,178,586

Technology – 0.1%
Broadcom, Inc. 5.45% (CME Term SOFR 1 Month + 1.13%), 08/15/2028(i) (k)		4,275	4,269,938
MKS Instruments, Inc. 6.32% (CME Term SOFR 1 Month + 2.00%), 08/17/2029(i)		2,725	2,727,989

			6,997,927

Total Bank Loans (cost $39,167,295)			38,831,780

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.5%
Canada – 0.5%
Hydro Quebec Interest Strip Zero Coupon, 08/15/2041	CAD	5,631	1,994,598
Zero Coupon, 02/15/2042		5,631	1,949,589
Zero Coupon, 08/15/2042		5,631	1,893,657
Zero Coupon, 02/15/2044		5,631	1,757,022
Zero Coupon, 08/15/2044		5,631	1,716,843
Province of Ontario Generic Coupon Strip Zero Coupon, 12/02/2037		5,631	2,433,479
Zero Coupon, 12/02/2038		5,669	2,328,525
Zero Coupon, 06/02/2039		5,669	2,270,211
Zero Coupon, 06/02/2040		5,669	2,151,775
Zero Coupon, 12/02/2040		5,631	2,082,521
Zero Coupon, 06/02/2041		5,631	2,029,215
Zero Coupon, 12/02/2041		5,669	1,991,948
Zero Coupon, 06/02/2042		5,669	1,940,345

	Principal Amount (000)			U.S. $ Value

Province of Quebec Canada 4.40%, 12/01/2055	CAD	2,717		$1,976,321

Total Local Governments - Provincial Bonds (cost $28,964,199)				28,516,049

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.3%
United States – 0.3%
California Earthquake Authority Series 2022-A 5.60%, 07/01/2027	U.S.$	4,745		4,795,421
Commonwealth Financing Authority Series 2016-A 4.14%, 06/01/2038		2,640		2,434,941
State Board of Administration Finance Corp. Series 2020-A 2.15%, 07/01/2030		7,016		6,277,571
Series 2024-A 5.53%, 07/01/2034		4,802		4,927,051
State of Hawaii Series 2023-G 5.25%, 10/01/2029		1,640		1,716,802

Total Local Governments - US Municipal Bonds (cost $19,853,242)				20,151,786

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 5.95%, 01/25/2027(a) (cost $6,924,278)		7,003		7,066,027

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $2,561,999)		3,456		2,603,703

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc. (cost $1,387,701)		4,459		48,246

	Principal Amount (000)

EMERGING MARKETS - TREASURIES – 0.0%
South Africa – 0.0%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $1)		0	**	1

	Shares

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.17%(l) (m) (n) (cost $99,544,970)		99,544,970		99,544,970

	Principal Amount (000)			U.S. $ Value

Treasury Bills – 1.1%
Japan – 1.1%
Japan Treasury Discount Bill Series 1315 Zero Coupon, 09/29/2025 (cost $65,334,990)	U.S.$	9,475,900,000		$65,731,122

Time Deposits – 0.4%
ANZ, London 2.61%, 07/01/2025	AUD	321		211,218
BBH, New York 2.00%, 07/01/2025	NZD	0	**	1
Citibank, London 0.86%, 07/01/2025	EUR	2,739		3,225,827
3.17%, 07/01/2025	GBP	77		105,973
JPMorgan Chase, New York 3.68%, 07/01/2025	U.S.$	16,975		16,974,786
Nordea, Oslo 2.94%, 07/01/2025	NOK	4		394
Royal Bank of Canada, Toronto 1.55%, 07/02/2025	CAD	111		81,603
SMBC, Tokyo 0.12%, 07/01/2025	JPY	103,295		717,300
Standard Chartered Bank, Johannesburg 5.16%, 07/01/2025	ZAR	0	**	1

Total Time Deposits (cost $21,317,103)				21,317,103

Total Short-Term Investments (cost $186,197,063)				186,593,195

Total Investments – 115.4% (cost $6,726,613,730)(o)				6,768,243,286
Other assets less liabilities – (15.4)%				(901,211,493)

Net Assets – 100.0%				$5,867,031,793

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	1,181	September 2025	$89,090,696	$714,358
Canadian 5 Yr Bond Futures	24	September 2025	2,011,118	7,740
Canadian 10 Yr Bond Futures	5	September 2025	447,953	1,344
Euro Buxl 30 Yr Bond Futures	131	September 2025	18,322,941	(97,699)
Euro-BTP Futures	555	September 2025	79,105,231	172,593
Euro-Bund Futures	7	September 2025	1,073,171	(5,006)
Euro-OAT Futures	573	September 2025	83,587,708	(587,220)
Euro-Schatz Futures	57	September 2025	7,201,103	(11,414)
Long Gilt Futures	8	September 2025	1,021,581	18,352
U.S. 10 Yr Ultra Futures	28	September 2025	3,199,437	61,836
U.S. Long Bond (CBT) Futures	159	September 2025	18,359,531	350,515
U.S. T-Note 2 Yr (CBT) Futures	1,080	September 2025	224,665,313	682,657
U.S. T-Note 5 Yr (CBT) Futures	7,908	September 2025	861,972,000	10,108,750
U.S. Ultra Bond (CBT) Futures	4	September 2025	476,500	2,937
Sold Contracts
Canadian 10 Yr Bond Futures	1,822	September 2025	163,234,074	(1,003,488)
Euro-BOBL Futures	61	September 2025	8,455,891	19,189
Euro-Bund Futures	665	September 2025	101,951,276	682,763
Euro-Schatz Futures	169	September 2025	21,350,638	32,847
Japan 10 Yr Bond (OSE) Futures	228	September 2025	220,107,357	(559,303)
U.S. 10 Yr Ultra Futures	2,025	September 2025	231,387,891	(3,462,391)
U.S. Long Bond (CBT) Futures	11	September 2025	1,270,156	(32,656)
U.S. T-Note 2 Yr (CBT) Futures	59	September 2025	12,273,383	(48,836)
U.S. T-Note 10 Yr (CBT) Futures	7	September 2025	784,875	(13,625)
U.S. Ultra Bond (CBT) Futures	357	September 2025	42,527,625	(322,094)

				$6,712,149

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	60,618	USD	11,108	07/02/2025	$(49,068)
Bank of America NA	USD	10,893	BRL	60,618	07/02/2025	264,443
Bank of America NA	CAD	93,459	USD	68,085	07/11/2025	(579,194)
Bank of America NA	KRW	111,527,468	USD	77,428	07/17/2025	(5,075,741)
Bank of America NA	BRL	60,618	USD	10,810	08/04/2025	(252,324)
Bank of America NA	CNH	49,394	USD	6,903	08/07/2025	(17,926)
Barclays Bank PLC	GBP	194,296	USD	264,448	07/11/2025	(2,263,201)
Barclays Bank PLC	PLN	232,949	USD	63,742	07/11/2025	(873,756)
BNP Paribas SA	USD	13,500	JPY	1,960,780	07/11/2025	129,750
BNP Paribas SA	CNH	29,598	USD	4,146	08/07/2025	(1,497)
Brown Brothers Harriman & Co.	EUR	4,120	USD	4,709	07/09/2025	(146,924)
Brown Brothers Harriman & Co.	USD	1,773	EUR	1,565	07/09/2025	71,300
Brown Brothers Harriman & Co.	EUR	14,800	USD	17,093	07/10/2025	(349,691)
Brown Brothers Harriman & Co.	GBP	45,186	USD	61,558	07/11/2025	(468,949)
Brown Brothers Harriman & Co.	GBP	997	USD	1,351	07/16/2025	(17,353)
Brown Brothers Harriman & Co.	USD	1,374	GBP	1,016	07/16/2025	20,168
Brown Brothers Harriman & Co.	EUR	8,733	USD	9,957	07/25/2025	(347,280)
Brown Brothers Harriman & Co.	CNH	137,230	USD	19,146	08/07/2025	(81,695)
Brown Brothers Harriman & Co.	EUR	23,075	USD	26,367	08/08/2025	(885,970)
Citibank NA	JPY	13,231,716	USD	90,990	07/11/2025	(988,322)
Citibank NA	USD	50,930	COP	208,236,674	07/15/2025	(59,881)
Citibank NA	GBP	120,482	USD	160,224	07/16/2025	(5,167,136)
Citibank NA	USD	14,931	KRW	20,290,796	07/17/2025	79,693
Citibank NA	USD	14,260	HUF	4,854,429	07/18/2025	36,013
Citibank NA	IDR	544,362,237	USD	32,262	07/24/2025	(1,355,619)
Citibank NA	USD	10,421	CNH	74,831	08/07/2025	63,594
Deutsche Bank AG	CNH	15,500	USD	2,167	08/07/2025	(5,116)
Goldman Sachs Bank USA	MYR	115,081	USD	27,344	09/17/2025	(41,861)
HSBC Bank USA	EUR	994,424	USD	1,134,426	07/09/2025	(37,494,813)
HSBC Bank USA	USD	1,018	EUR	881	07/09/2025	19,789
HSBC Bank USA	AUD	13,578	USD	8,902	07/10/2025	(35,370)
HSBC Bank USA	PEN	24,266	USD	6,658	07/15/2025	(189,324)
HSBC Bank USA	USD	11,403	BRL	63,744	08/04/2025	230,053
HSBC Bank USA	CNH	8,420	USD	1,176	08/07/2025	(3,536)
JPMorgan Chase Bank NA	EUR	7,171	USD	8,208	07/09/2025	(243,378)
JPMorgan Chase Bank NA	AUD	38,757	USD	25,297	07/10/2025	(213,453)
JPMorgan Chase Bank NA	USD	24,183	EUR	20,763	07/10/2025	287,570
JPMorgan Chase Bank NA	USD	14,544	ZAR	258,781	07/10/2025	64,333
JPMorgan Chase Bank NA	CAD	8,124	USD	5,969	07/11/2025	785
JPMorgan Chase Bank NA	CAD	21,112	USD	15,506	07/11/2025	(4,379)
JPMorgan Chase Bank NA	JPY	9,465,950	USD	65,405	07/11/2025	(395,974)
Morgan Stanley Capital Services LLC	BRL	60,618	USD	10,646	07/02/2025	(511,222)
Morgan Stanley Capital Services LLC	USD	11,108	BRL	60,618	07/02/2025	49,068
Morgan Stanley Capital Services LLC	EUR	1,039	USD	1,189	07/09/2025	(36,006)
Morgan Stanley Capital Services LLC	MXN	1,590,579	USD	83,354	07/10/2025	(1,341,629)
Morgan Stanley Capital Services LLC	CAD	331,419	USD	241,287	07/11/2025	(2,205,525)
Morgan Stanley Capital Services LLC	COP	221,679,661	USD	51,737	07/15/2025	(2,417,661)
Morgan Stanley Capital Services LLC	CNH	2,312,187	USD	320,261	08/05/2025	(3,654,427)
Morgan Stanley Capital Services LLC	JPY	77,161,757	USD	529,165	08/27/2025	(10,162,412)
Societe Generale	EUR	57,497	USD	66,903	07/10/2025	(862,232)
Standard Chartered Bank	AUD	141,372	USD	91,929	07/10/2025	(1,124,853)
Standard Chartered Bank	PEN	105,518	USD	29,032	07/15/2025	(744,211)
Standard Chartered Bank	USD	15,634	IDR	254,898,014	07/24/2025	107,549
UBS AG	CAD	202,044	USD	149,654	08/28/2025	841,024

						$(78,403,777)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 43, 5 Year Index, 6/20/2030*	1.00%	Quarterly	0.74%	USD	55,701	$(672,065)	$(625,660)	$(46,405)
Sale Contracts
CDX-NAIG Series 44, 5 Year Index, 6/20/2030*	1.00	Quarterly	0.51	USD	55,701	1,250,640	1,052,457	198,183

						$578,575	$426,797	$151,778

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNY	644,702	02/20/2030	China 7-Day Reverse Repo Rate	1.616%	Quarterly	$534,831 $	-0-	$534,831
CNY	586,868	02/20/2030	China 7-Day Reverse Repo Rate	1.602%	Quarterly	436,033	-0-	436,033
CNY	428,453	04/03/2030	China 7-Day Reverse Repo Rate	1.591%	Quarterly	296,715	-0-	296,715
CNY	396,687	04/03/2030	China 7-Day Reverse Repo Rate	1.583%	Quarterly	253,315	-0-	253,315
NZD	75,120	03/18/2035	3 Month BKBM	4.153%	Quarterly/ Semi-Annual	847,712	-0-	847,712
NZD	38,130	03/18/2035	3 Month BKBM	4.155%	Quarterly/ Semi-Annual	435,182	-0-	435,182

						$2,803,788	$-0-	$2,803,788

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2025
Jefferies LLC†	USD	143	1.75%	—	$142,528

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Emerging Markets - Corporate Bonds	$ 142,528	$-0-	$-0-	$-0-	$142,528

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2025, the aggregate market value of these securities amounted to $3,067,069,267 or 52.28% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2025.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2025.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of June 30, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Chile Electricity PEC SpA Zero Coupon, 01/25/2028	10/06/2021	$189,997	$175,971	0.00%
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	06/23/2021	3,155,384	2,717,988	0.05%

(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2025.
(h)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(i)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at June 30, 2025.
(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	The rate shown represents the 7-day yield as of period end.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	Affiliated investments.
(o)

As of June 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $216,903,126 and gross unrealized depreciation of investments was $(244,009,632), resulting in net unrealized depreciation of $(27,106,506).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

AD – Assessment District

BKBM – Bank Bill Reference Rate (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

GMTN – Global Medium Term Note

JSC – Joint Stock Company

MTN – Medium Term Note

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

June 30, 2025 (unaudited)

40.0%	United States
10.4%	Japan
8.6%	United Kingdom
7.2%	Canada
4.1%	France
4.1%	China
3.9%	Germany
2.1%	Australia
1.9%	Mexico
1.8%	Italy
1.3%	South Korea
1.0%	Spain
1.0%	Supranational
9.8%	Other
2.8%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.0% or less in the following: Austria, Belgium, Brazil, Chile, Colombia, Czech Republic, Denmark, Dominican Republic, Finland, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Kazakhstan, Kuwait, Luxembourg, Macau, Malaysia, Morocco, Netherlands, Norway, Panama, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Serbia, Singapore, South Africa, Sweden, Switzerland, Taiwan, Thailand, United Arab Emirates and Uruguay.

AB Global Bond Fund

June 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2025:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$2,682,002,370	$-0-	$2,682,002,370
Corporates - Investment Grade	-0-	1,413,851,695	-0-	1,413,851,695
Mortgage Pass-Throughs	-0-	881,429,663	-0-	881,429,663
Collateralized Mortgage Obligations	-0-	214,777,773	-0-	214,777,773
Collateralized Loan Obligations	-0-	192,260,167	-0-	192,260,167
Commercial Mortgage-Backed Securities	-0-	166,019,052	-0-	166,019,052
Asset-Backed Securities	-0-	161,091,169	-0-	161,091,169
Covered Bonds	-0-	143,374,968	-0-	143,374,968
Inflation-Linked Securities	-0-	106,022,976	-0-	106,022,976
Governments - Sovereign Agencies	-0-	102,535,920	-0-	102,535,920
Corporates - Non-Investment Grade	-0-	96,617,292	-0-	96,617,292
Supranationals	-0-	70,560,395	-0-	70,560,395
Emerging Markets - Corporate Bonds	-0-	70,518,046	-0-	70,518,046
Quasi-Sovereigns	-0-	69,248,808	-0-	69,248,808
Governments - Sovereign Bonds	-0-	69,068,951	-0-	69,068,951
Local Governments - Regional Bonds	-0-	45,053,254	-0-	45,053,254
Bank Loans	-0-	34,561,842	4,269,938	38,831,780
Local Governments - Provincial Bonds	-0-	28,516,049	-0-	28,516,049
Local Governments - US Municipal Bonds	-0-	20,151,786	-0-	20,151,786
Emerging Markets - Sovereigns	-0-	7,066,027	-0-	7,066,027
Local Governments - Canadian Municipal Bonds	-0-	2,603,703	-0-	2,603,703
Common Stocks	48,246	-0-	-0-	48,246
Emerging Markets - Treasuries	-0-	1	-0-	1
Short-Term Investments:
Investment Companies	99,544,970	-0-	-0-	99,544,970
Treasury Bills	-0-	65,731,122	-0-	65,731,122
Time Deposits	21,317,103	-0-	-0-	21,317,103

Total Investments in Securities	120,910,319	6,643,063,029	4,269,938	6,768,243,286
Other Financial Instruments*:
Assets
Futures	12,855,881	-0-	-0-	12,855,881
Forward Currency Exchange Contracts	-0-	2,265,132	-0-	2,265,132
Centrally Cleared Credit Default Swaps	-0-	1,250,640	-0-	1,250,640
Centrally Cleared Interest Rate Swaps	-0-	2,803,788	-0-	2,803,788
Liabilities
Futures	(6,143,732)	-0-	-0-	(6,143,732)
Forward Currency Exchange Contracts	-0-	(80,668,909)	-0-	(80,668,909)
Centrally Cleared Credit Default Swaps	-0-	(672,065)	-0-	(672,065)

Total	$127,622,468	$6,568,041,615	$4,269,938	$6,699,934,021

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2025 is as follows:

Fund	Market Value 9/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$97,830	$1,762,872	$1,761,157	$99,545	$3,020